UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 10/31/2017

Item 1 – Report to Stockholders

OCTOBER 31, 2017

ANNUAL REPORT

BlackRock LifePath® Smart Beta Funds of BlackRock Funds II

➢	BlackRock LifePath® Smart Beta Retirement Fund
➢	BlackRock LifePath® Smart Beta 2020 Fund
➢	BlackRock LifePath® Smart Beta 2025 Fund
➢	BlackRock LifePath® Smart Beta 2030 Fund
➢	BlackRock LifePath® Smart Beta 2035 Fund
➢	BlackRock LifePath® Smart Beta 2040 Fund
➢	BlackRock LifePath® Smart Beta 2045 Fund
➢	BlackRock LifePath® Smart Beta 2050 Fund
➢	BlackRock LifePath® Smart Beta 2055 Fund
➢	BlackRock LifePath® Smart Beta 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended October 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big political surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. In contrast, closely watched elections in France, the Netherlands, and Australia countered the isolationist and nationalist political developments in the U.K. and the United States.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and further interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of debt issued by their respective governments, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2.0%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are significant concerns, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

High valuations across most assets have laid the groundwork for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017, particularly in emerging markets. In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.10%	23.63%
U.S. small cap equities (Russell 2000® Index)	8.01	27.85
International equities (MSCI Europe, Australasia, Far East Index)	10.74	23.44
Emerging market equities (MSCI Emerging Markets Index)	16.14	26.45
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.49	0.72
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.15	(2.98)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.58	0.90
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.22	1.80
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.44	8.92
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

TABLE OF CONTENTS	3

Fund Summary as of October 31, 2017	BlackRock LifePath® Smart Beta Funds

Investment Objective

Each BlackRock LifePath® Smart Beta Fund’s (collectively, the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the BlackRock LifePath® Smart Beta Retirement Fund (the “LifePath® Smart Beta Retirement Fund”) will be broadly diversified across global asset classes. With respect to the other Funds, in pursuit of its investment objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On November 18, 2016, each Fund changed its name and implemented certain changes to its investment strategies and the underlying funds in which it may invest. Under the new investment strategy, each Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

Portfolio Management Commentary

How did the Funds perform?

For the 12-month period ended October 31, 2017, the BlackRock LifePath® Smart Beta Retirement Fund outperformed its custom benchmark and the Bloomberg Barclays U.S. Aggregate Bond Index. For the same period, the BlackRock LifePath® Smart Beta Funds with target dates outperformed their respective custom benchmarks with the exception of the Class R Shares of BlackRock LifePath® Smart Beta 2040 Fund and BlackRock LifePath® Smart Beta 2050 Fund and the Investor A and Class R Shares of BlackRock LifePath® Smart Beta 2055 Fund, which underperformed their respective custom benchmarks, while Investor A Shares of BlackRock LifePath® Smart Beta 2050 Fund performed in line. For the same period, the BlackRock LifePath® Smart Beta Funds with target dates underperformed the Russell 1000® Index. The following discussion of relative performance pertains to each Fund’s respective custom benchmark following each Fund’s change in investment strategies on November 18, 2016. Performance for BlackRock LifePath® Smart Beta 2060 Fund is not included in this discussion.

What factors influenced performance?

Holdings of the iShares U.S. Fixed Income Balanced Risk ETF, which is designed to more evenly divide fixed-income risk between interest rate and credit exposures, added to performance relative to the Bloomberg Barclays U.S. Aggregate Index, as did exposure to long-term U.S. Treasuries. These exposures were especially additive in the shorter-term target funds that have larger fixed income allocations.

Holdings of the Diversified Multiple-Factor (“DMF”) Funds acted as a constraint on performance, as they underperformed their market capitalization-weighted benchmarks. Underperformance in the U.S. DMF Fund was driven by the value and size factors, while momentum was the main positive contributor.

In terms of the minimum volatility smart beta strategies deployed by the Funds, both U.S. and international minimum volatility exposures underperformed versus the capitalization-weighted equity benchmarks. The 12-month period featured a rising equity market environment, leading lower-beta, minimum volatility products to underperform.

Describe recent portfolio activity.

The Funds are rebalanced on a quarterly basis to reflect changes in their respective benchmarks. Each Fund’s benchmark has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings. The strategic allocation of each Fund’s benchmark is systematically adjusted on a quarterly basis to reflect the remaining investment time horizon.

Describe the Funds’ positioning at period end.

As of period end, the Funds were positioned to match the risk and return characteristics of their respective benchmarks. As designed, the shorter-dated target Funds had more fixed-income exposure while the longer-dated target Funds had more equity exposure. However, within their respective fixed-income and equity allocations, the near-term and longer-term Funds had the same fixed income risk, as measured by duration, and equity risk, as measured by beta.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	FUND SUMMARY

Fund Summary as of October 31, 2017 (continued)	BlackRock LifePath® Smart Beta Funds

Glidepath Evolution

Under normal circumstances, the asset allocation of each BlackRock LifePath® Smart Beta Fund (each, a “Fund”), other than BlackRock LifePath® Smart Beta Retirement Fund, will change over time according to a “glidepath” as each of the Funds approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks and lower volatility of each Fund as retirement approaches. As each Fund approaches its target date, its asset allocation will shift so that each Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective. Because the BlackRock LifePath® Smart Beta Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the BlackRock LifePath® Smart Beta Retirement Fund’s risk profile.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each Fund, based on an assessment of the current market conditions, and the potential contribution of each asset class to the expected risk and return characteristics of each Fund. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each Fund or achieve each Fund’s investment objective.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	5

Fund Summary as of October 31, 2017	BlackRock LifePath® Smart Beta Retirement Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active Retirement Fund”. Prior to December 31, 2014, the Fund followed a glidepath under the name “BlackRock LifePath® Active 2015 Portfolio”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”
(c)	A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.
(d)	A customized weighted index (the “Retirement Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta Retirement Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 6/11/07	37.5%	50.0%	12.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	42.0	46.4	11.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	44.0	44.8	11.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
5/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 10/31/14	51.3	N/A	N/A	20.7	4.4	10.8	0.4	3.9	8.5
11/01/14 to 10/31/15	51.4	N/A	N/A	20.8	3.8	10.9	0.5	3.8	8.8
11/01/15 to 10/31/16	51.2	N/A	N/A	20.5	4.1	11.2	0.5	3.7	8.8
11/01/16 to 10/31/17	51.2	N/A	N/A	21.6	4.1	12.6	0.5	1.2	8.8
See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2017

		Average Annual Total Returns (b),(e)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.65%	10.78%	N/A	6.28%	N/A	4.55%	N/A
Investor A	4.39	10.41	4.61%	5.98	4.85%	4.26	3.70%
Class K	4.65	10.73	N/A	6.35	N/A	4.63	N/A
Class R	4.29	10.14	N/A	5.75	N/A	3.98	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.58	0.90	N/A	2.04	N/A	4.19	N/A
Retirement Custom Benchmark	4.70	9.45	N/A	5.57	N/A	4.19	N/A

(e)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	FUND SUMMARY

Fund Summary as of October 31, 2017	BlackRock LifePath® Smart Beta 2020 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2020 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2020 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 6/11/07	30.0%	56.0%	14.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	35.0	52.0	13.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	38.0	49.6	12.4	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
5/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6
11/01/13 to 10/31/14	42.3	N/A	N/A	26.5	3.8	14.2	2.5	3.9	6.8
11/01/14 to 10/31/15	40.6	N/A	N/A	27.3	3.4	15.2	2.9	3.8	6.8
11/01/15 to 10/31/16	41.9	N/A	N/A	25.8	4.0	14.9	2.7	3.7	7.0
11/01/16 to 10/31/17	43.2	N/A	N/A	26.5	3.7	15.7	2.5	1.2	7.2
See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2017

		Average Annual Total Returns (b),(e)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.58%	13.27%	N/A	7.24%	N/A	4.69%	N/A
Investor A	5.54	13.03	7.09%	6.98	5.83%	4.41	3.85%
Class K	5.69	13.33	N/A	7.35	N/A	4.80	N/A
Class R	5.40	12.68	N/A	6.71	N/A	4.13	N/A
Russell 1000® Index	8.99	23.67	N/A	15.18	N/A	7.61	N/A
2020 Custom Benchmark	5.31	11.19	N/A	6.47	N/A	4.38	N/A

(e)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	7

Fund Summary as of October 31, 2017	BlackRock LifePath® Smart Beta 2025 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2025 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2025 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 6/11/07	22.5%	62.0%	15.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	26.0	59.2	14.8	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	29.0	56.8	14.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
5/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 10/31/14	35.1	N/A	N/A	31.1	3.4	16.9	4.2	3.8	5.5
11/01/14 to 10/31/15	31.7	N/A	N/A	32.7	3.0	18.5	5.2	3.8	5.1
11/01/15 to 10/31/16	32.2	N/A	N/A	31.2	3.8	18.6	5.2	3.8	5.2
11/01/16 to 10/31/17	33.3	N/A	N/A	32.4	3.0	19.2	5.4	1.3	5.4
See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2017

		Average Annual Total Returns (b),(e)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	6.48%	15.60%	N/A	8.10%	N/A	4.65%	N/A
Investor A	6.43	15.40	9.34%	7.84	6.69%	4.37	3.81%
Class K	6.58	15.67	N/A	8.20	N/A	4.75	N/A
Class R	6.29	15.05	N/A	7.57	N/A	4.10	N/A
Russell 1000® Index	8.99	23.67	N/A	15.18	N/A	7.61	N/A
2025 Custom Benchmark	6.15	13.40	N/A	7.36	N/A	4.44	N/A

(e)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	FUND SUMMARY

Fund Summary as of October 31, 2017	BlackRock LifePath® Smart Beta 2030 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2030 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2030 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 6/11/07	15.0%	68.0%	17.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	7.0	74.4	18.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	16.0	67.2	16.8	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
5/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 10/31/14	28.9	N/A	N/A	35.2	3.0	19.2	5.7	3.8	4.2
11/01/14 to 10/31/15	23.0	N/A	N/A	38.0	2.6	21.7	7.3	3.9	3.5
11/01/15 to 10/31/16	23.2	N/A	N/A	36.2	3.6	21.9	7.6	3.9	3.6
11/01/16 to 10/31/17	24.3	N/A	N/A	37.7	2.5	22.3	8.1	1.3	3.8
See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2017

		Average Annual Total Returns (b),(e)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.30%	17.34%	N/A	8.65%	N/A	4.45%	N/A
Investor A	7.16	17.16	11.01%	8.37	7.21%	4.13	3.57%
Class K	7.39	17.52	N/A	8.75	N/A	4.55	N/A
Class R	6.98	16.87	N/A	8.10	N/A	3.86	N/A
Russell 1000® Index	8.99	23.67	N/A	15.18	N/A	7.61	N/A
2030 Custom Benchmark	6.90	15.41	N/A	8.13	N/A	4.17	N/A

(e)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	9

Fund Summary as of October 31, 2017	BlackRock LifePath® Smart Beta 2035 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2035 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2035 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 6/11/07	7.5%	74.0%	18.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	N/A	80.0	20.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
5/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 10/31/14	23.5	N/A	N/A	38.7	2.6	21.3	7.0	3.8	3.1
11/01/14 to 10/31/15	14.9	N/A	N/A	42.8	2.2	24.7	9.4	3.9	2.1
11/01/15 to 10/31/16	14.5	N/A	N/A	40.9	3.4	25.2	9.9	4.0	2.1
11/01/16 to 10/31/17	15.9	N/A	N/A	43.0	1.8	25.5	10.8	2.3	0.7
See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2017

		Average Annual Total Returns (b),(e)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.00%	19.20%	N/A	9.08%	N/A	4.25%	N/A
Investor A	7.88	18.85	12.61%	8.80	7.64%	3.94	3.38%
Class K	8.10	19.20	N/A	9.16	N/A	4.34	N/A
Class R	7.76	18.56	N/A	8.53	N/A	3.66	N/A
Russell 1000® Index	8.99	23.67	N/A	15.18	N/A	7.61	N/A
2035 Custom Benchmark	7.62	17.37	N/A	8.84	N/A	4.34	N/A

(e)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	FUND SUMMARY

Fund Summary as of October 31, 2017	BlackRock LifePath® Smart Beta 2040 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2040 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2040 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
5/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 10/31/14	18.6	N/A	N/A	42.0	2.3	23.2	8.2	3.8	1.9
11/01/14 to 10/31/15	7.9	N/A	N/A	46.4	2.1	27.3	11.4	4.0	0.9
11/01/15 to 10/31/16	6.7	N/A	N/A	44.6	3.4	28.2	12.1	4.1	0.9
11/01/16 to 10/31/17	8.1	N/A	N/A	47.3	1.3	28.3	13.2	1.1	0.7
See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2017

		Average Annual Total Returns (b),(e)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.54%	19.65%	N/A	9.54%	N/A	4.47%	N/A
Investor A	8.33	19.33	13.06%	9.25	8.07%	4.12	3.56%
Class K	8.44	19.77	N/A	9.63	N/A	4.56	N/A
Class R	8.17	19.06	N/A	8.98	N/A	3.88	N/A
Russell 1000® Index	8.99	23.67	N/A	15.18	N/A	7.61	N/A
2040 Custom Benchmark	8.26	19.13	N/A	9.48	N/A	4.65	N/A

(e)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	11

Fund Summary as of October 31, 2017	BlackRock LifePath® Smart Beta 2045 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2045 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2045 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%	N/A
5/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9	N/A
11/01/13 to 10/31/14	15.0	N/A	N/A	44.9	2.0	25.0	9.3	3.8	N/A
11/01/14 to 10/31/15	4.1	N/A	N/A	48.0	2.1	28.8	12.8	4.2	N/A
11/01/15 to 10/31/16	2.2	N/A	N/A	46.3	3.6	29.9	13.5	4.3	0.2%
11/01/16 to 10/31/17	2.8	N/A	N/A	49.5	1.3	30.3	15.1	0.3	0.7
See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2017

		Average Annual Total Returns (b),(e)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	9.03%	20.93%	N/A	9.92%	N/A	4.62%	N/A
Investor A	8.81	20.56	14.23%	9.63	8.45%	4.26	3.70%
Class K	9.11	21.11	N/A	10.03	N/A	4.73	N/A
Class R	8.71	20.32	N/A	9.38	N/A	4.02	N/A
Russell 1000® Index	8.99	23.67	N/A	15.18	N/A	7.61	N/A
2045 Custom Benchmark	8.68	20.24	N/A	10.00	N/A	4.90	N/A

(e)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	FUND SUMMARY

Fund Summary as of October 31, 2017	BlackRock LifePath® Smart Beta 2050 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2050 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2050 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%
5/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0
11/01/13 to 10/31/14	9.8	N/A	N/A	47.7	1.7	26.6	10.4	3.8
11/01/14 to 10/31/15	2.6	N/A	N/A	48.8	2.0	29.3	13.1	4.2
11/01/15 to 10/31/16	1.0	N/A	N/A	46.6	3.6	30.5	14.0	4.3
11/01/16 to 10/31/17	1.0	N/A	N/A	50.1	1.3	31.1	15.8	0.7
See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2017

		Average Annual Total Returns (b),(e)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	9.13%	20.91%	N/A	10.17%	N/A	4.29%	N/A
Investor A	8.94	20.67	14.33%	9.88	8.70%	3.96	3.40%
Class K	9.20	21.21	N/A	10.30	N/A	4.41	N/A
Class R	8.79	20.46	N/A	9.65	N/A	3.73	N/A
Russell 1000® Index	8.99	23.67	N/A	15.18	N/A	7.61	N/A
2050 Custom Benchmark	8.84	20.62	N/A	10.38	N/A	5.08	N/A

(e)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	13

Fund Summary as of October 31, 2017	BlackRock LifePath® Smart Beta 2055 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)	The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2055 Fund.”
(c)	The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.
(d)	A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.
(e)	Commencement of operations.

BlackRock LifePath® Smart Beta 2055 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Index	Bloomberg Commodity Index
2/28/13 to 4/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%
5/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2
11/01/13 to 10/31/14	4.5	49.6	1.7	28.3	11.9	4.0
11/01/14 to 10/31/15	1.7	49.2	2.0	29.6	13.3	4.2
11/01/15 to 10/31/16	1.0	46.6	3.6	30.5	14.0	4.3
11/01/16 to 10/31/17	1.0	50.1	1.3	31.1	15.8	0.7
See “About Fund Performance” on page 20 for a description of the Custom Benchmark.

Performance Summary for the Period Ended October 31, 2017

		Average Annual Total Returns (b),(f)
		1 Year		Since Inception (g)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.98%	20.70%	N/A	9.61%	N/A
Investor A	8.85	20.51	14.18%	9.34	8.09%
Class K	9.07	20.90	N/A	9.74	N/A
Class R	8.71	20.21	N/A	9.09	N/A
Russell 1000® Index	8.99	23.67	N/A	14.26	N/A
2055 Custom Benchmark	8.84	20.62	N/A	9.62	N/A

(f)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.
(g)	The Fund commenced operations on February 28, 2013.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	FUND SUMMARY

Portfolio Information

BlackRock LifePath® Smart Beta Retirement Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	53%
Equity Funds	47

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge U.S. Fixed Income Balanced Risk ETF	36%
iShares Edge MSCI Min Vol EAFE ETF	20
iShares Edge MSCI Min Vol USA ETF	20
iShares TIPS Bond ETF	9
iShares 20+ Year Treasury Bond ETF	8
iShares Edge MSCI Multifactor USA Small-Cap ETF	4
iShares Edge MSCI Multifactor Intl ETF	2
iShares Global REIT ETF	1

BlackRock LifePath® Smart Beta 2020 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	56%
Fixed Income Funds	44

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge U.S. Fixed Income Balanced Risk ETF	29%
iShares Edge MSCI Min Vol EAFE ETF	19
iShares Edge MSCI Min Vol USA ETF	19
iShares Edge MSCI Multifactor Intl ETF	12
iShares 20+ Year Treasury Bond ETF	8
iShares TIPS Bond ETF	7
iShares Edge MSCI Multifactor USA Small-Cap ETF	4
iShares Global REIT ETF	2

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	15

Portfolio Information  (continued)

BlackRock LifePath® Smart Beta 2025 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	68%
Fixed Income Funds	31
Short-Term Securities	1

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge U.S. Fixed Income Balanced Risk ETF	19%
iShares Edge MSCI Min Vol EAFE ETF	19
iShares Edge MSCI Multifactor Intl ETF	17
iShares Edge MSCI Min Vol USA ETF	17
iShares Edge MSCI Multifactor USA ETF	7
iShares 20+ Year Treasury Bond ETF	7
iShares Global REIT ETF	5
iShares TIPS Bond ETF	5
iShares Edge MSCI Multifactor USA Small-Cap ETF	3
SL Liquidity Series LLC, Money Market Series	1

BlackRock LifePath® Smart Beta 2030 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	79%
Fixed Income Funds	21

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor Intl ETF	20%
iShares Edge MSCI Min Vol EAFE ETF	17
iShares Edge MSCI Multifactor USA ETF	16
iShares Edge MSCI Min Vol USA ETF	16
iShares Edge U.S. Fixed Income Balanced Risk ETF	11
iShares Global REIT ETF	8
iShares 20+ Year Treasury Bond ETF	6
iShares TIPS Bond ETF	4
iShares Edge MSCI Multifactor USA Small-Cap ETF	2

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	PORTFOLIO INFORMATION

Portfolio Information  (continued)

BlackRock LifePath® Smart Beta 2035 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	89%
Fixed Income Funds	10
Short-Term Securities	1

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	27%
iShares Edge MSCI Multifactor Intl ETF	21
iShares Edge MSCI Min Vol USA ETF	14
iShares Edge MSCI Min Vol EAFE ETF	14
iShares Global REIT ETF	11
iShares Edge U.S. Fixed Income Balanced Risk ETF	4
iShares 20+ Year Treasury Bond ETF	4
iShares TIPS Bond ETF	2
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
BlackRock Liquidity Funds, T-Fund, Institutional Class	1

BlackRock LifePath® Smart Beta 2040 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	95%
Fixed Income Funds	4
Short-Term Securities	1

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	41%
iShares Edge MSCI Multifactor Intl ETF	19
iShares Global REIT ETF	13
iShares Edge MSCI Min Vol USA ETF	12
iShares Edge MSCI Min Vol EAFE ETF	9
iShares 20+ Year Treasury Bond ETF	3
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
iShares TIPS Bond ETF	1
BlackRock Liquidity Funds, T-Fund, Institutional Class	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	17

Portfolio Information  (continued)

BlackRock LifePath® Smart Beta 2045 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	98%
Fixed Income Funds	1
Short-Term Securities	1

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	47%
iShares Edge MSCI Multifactor Intl ETF	26
iShares Global REIT ETF	15
iShares Edge MSCI Min Vol EAFE ETF	5
iShares Edge MSCI Min Vol USA ETF	4
iShares 20+ Year Treasury Bond ETF	1
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
BlackRock Liquidity Funds, T-Fund, Institutional Class	1

BlackRock LifePath® Smart Beta 2050 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	98%
Short-Term Securities	1
Fixed Income Funds	1

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	50%
iShares Edge MSCI Multifactor Intl ETF	28
iShares Global REIT ETF	16
iShares Edge MSCI Min Vol EAFE ETF	2
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
SL Liquidity Series LLC, Money Market Series	1
iShares Edge U.S. Fixed Income Balanced Risk ETF	1
iShares Edge MSCI Min Vol USA ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	PORTFOLIO INFORMATION

Portfolio Information  (continued)

BlackRock LifePath® Smart Beta 2055 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	97%
Short-Term Securities	2
Fixed Income Funds	1

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	50%
iShares Edge MSCI Multifactor Intl ETF	28
iShares Global REIT ETF	16
iShares Edge MSCI Min Vol EAFE ETF	2
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
iShares Edge U.S. Fixed Income Balanced Risk ETF	1
SL Liquidity Series LLC, Money Market Series	1
BlackRock Liquidity Funds, T-Fund, Institutional Class	1

BlackRock LifePath® Smart Beta 2060 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	95%
Short-Term Securities	4
Fixed Income Funds	1

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	49%
iShares Edge MSCI Multifactor Intl ETF	27
iShares Global REIT ETF	15
BlackRock Liquidity Funds, T-Fund, Institutional Class	4
iShares Edge MSCI Min Vol EAFE ETF	2
iShares Edge U.S. Fixed Income Balanced Risk ETF	1
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
iShares Edge MSCI Min Vol USA ETF	1

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	19

About Fund Performance	BlackRock LifePath® Smart Beta Funds

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Except with respect to BlackRock LifePath® Smart Beta 2055 Fund, prior to November 27, 2012 (commencement of operations), Institutional Shares performance results are those of Class K Shares, restated to reflect Institutional Shares fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Prior to November 27, 2012, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2055 Fund) were comprised of the Bloomberg Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Between November 27, 2012 (February 28, 2013 for BlackRock LifePath® Smart Beta 2055 Fund only) and November 17, 2016, the Funds’ Custom Benchmarks were comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).

Effective November 18, 2016, the Funds’ Custom Benchmarks are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/ NAREIT Developed Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. TIPS Index (Series L). The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI ACWI ex-U.S. IMI Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA/NAREIT Developed Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA/NAREIT. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Bloomberg Commodity Index is composed of futures contracts on physical commodities. The Bloomberg Commodity Index is designed to minimize concentration in any one commodity or sector. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glidepath, as applicable.

20	ABOUT FUND PERFORMANCE

Derivative Financial Instruments	BlackRock LifePath® Smart Beta Funds

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2017 and held through October 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (a)
	Beginning Account Value 05/01/17	Ending Account Value 10/31/17	Expenses Paid During the Period (b)	Beginning Account Value 05/01/17	Ending Account Value 10/31/17	Expenses Paid During the Period (b)	Annualized Expense Ratio
BlackRock LifePath® Smart Beta Retirement Fund
Institutional	$1,000.00	$1,046.50	$0.49	$1,000.00	$1,024.73	$0.48	0.09%
Investor A	1,000.00	1,043.90	1.68	1,000.00	1,023.56	1.66	0.33
Class K	1,000.00	1,046.50	0.00	1,000.00	1,025.21	0.00	0.00
Class R	1,000.00	1,042.90	2.93	1,000.00	1,022.34	2.90	0.57
BlackRock LifePath® Smart Beta 2020 Fund
Institutional	$1,000.00	$1,055.80	$0.54	$1,000.00	$1,024.68	$0.54	0.11%
Investor A	1,000.00	1,055.40	1.68	1,000.00	1,023.57	1.65	0.32
Class K	1,000.00	1,056.90	0.01	1,000.00	1,025.20	0.01	0.00
Class R	1,000.00	1,054.00	2.97	1,000.00	1,022.31	2.93	0.57
BlackRock LifePath® Smart Beta 2025 Fund
Institutional	$1,000.00	$1,064.80	$0.53	$1,000.00	$1,024.69	$0.52	0.10%
Investor A	1,000.00	1,064.30	1.70	1,000.00	1,023.56	1.67	0.33
Class K	1,000.00	1,065.80	0.00	1,000.00	1,025.20	0.00	0.00
Class R	1,000.00	1,062.90	2.95	1,000.00	1,022.34	2.89	0.57

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” above for further information on how expenses were calculated.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	21

Disclosure of Expenses (continued)	BlackRock LifePath® Smart Beta Funds

Expense Examples (continued)

	Actual				Hypothetical(a)
	Beginning Account Value 05/01/17	Ending Account Value 10/31/17	Expenses Paid During the Period(b)		Beginning Account Value 05/01/17	Ending Account Value 10/31/17	Expenses Paid During the Period(b)		Annualize Expense Ratio
BlackRock LifePath® Smart Beta 2030 Fund
Institutional	$1,000.00	$1,073.00	$0.51		$1,000.00	$1,024.71	$0.50		0.10%
Investor A	1,000.00	1,071.60	1.74		1,000.00	1,023.53	1.70		0.33
Class K	1,000.00	1,073.90	0.00		1,000.00	1,025.21	0.00		0.00
Class R	1,000.00	1,069.80	3.02		1,000.00	1,022.29	2.95		0.58
BlackRock LifePath® Smart Beta 2035 Fund
Institutional	$1,000.00	$1,080.00	$0.45		$1,000.00	$1,024.77	$0.44		0.09%
Investor A	1,000.00	1,078.80	1.73		1,000.00	1,023.54	1.68		0.33
Class K	1,000.00	1,081.00	0.01		1,000.00	1,025.20	0.01		0.00
Class R	1,000.00	1,077.60	2.92		1,000.00	1,022.39	2.84		0.56
BlackRock LifePath® Smart Beta 2040 Fund
Institutional	$1,000.00	$1,085.40	$0.47		$1,000.00	$1,024.75	$0.46		0.09%
Investor A	1,000.00	1,083.30	1.71		1,000.00	1,023.57	1.66		0.32
Class K	1,000.00	1,084.40	0.02		1,000.00	1,025.19	0.02		0.00
Class R	1,000.00	1,081.70	2.95		1,000.00	1,022.37	2.87		0.56
BlackRock LifePath® Smart Beta 2045 Fund
Institutional	$1,000.00	$1,090.30	$0.48		$1,000.00	$1,024.75	$0.46		0.09%
Investor A	1,000.00	1,088.10	1.78		1,000.00	1,023.50	1.72		0.34
Class K	1,000.00	1,091.10	0.00		1,000.00	1,025.21	0.00		0.00
Class R	1,000.00	1,087.10	2.93		1,000.00	1,022.40	2.84		0.56
BlackRock LifePath® Smart Beta 2050 Fund
Institutional	$1,000.00	$1,091.30	$0.31		$1,000.00	$1,024.91	$0.30		0.06%
Investor A	1,000.00	1,089.40	1.75		1,000.00	1,023.53	1.69		0.33
Class K	1,000.00	1,092.00	0.00		1,000.00	1,025.21	0.00		0.00
Class R	1,000.00	1,087.90	2.94		1,000.00	1,022.39	2.85		0.56
BlackRock LifePath® Smart Beta 2055 Fund
Institutional	$1,000.00	$1,089.80	$0.57		$1,000.00	$1,024.66	$0.56		0.11%
Investor A	1,000.00	1,088.50	1.87		1,000.00	1,023.41	1.81		0.36
Class K	1,000.00	1,090.70	0.01		1,000.00	1,025.19	0.01		0.00
Class R	1,000.00	1,087.10	3.01		1,000.00	1,022.32	2.91		0.57
BlackRock LifePath® Smart Beta 2060 Fund
Institutional	$1,000.00	$1,072.00	$0.08	(c)	$1,000.00	$1,020.88	$0.08	(c)	0.02%
Investor A	1,000.00	1,071.00	1.21	(c)	1,000.00	1,019.79	1.18	(c)	0.28
Class K	1,000.00	1,072.00	0.00	(c)	1,000.00	1,020.96	0.00	(c)	0.00
Class R	1,000.00	1,069.00	2.34	(c)	1,000.00	1,018.70	2.28	(c)	0.54

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(c)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period from May 31, 2017, the commencement of operations, to October 31, 2017).

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

22	DISCLOSURE OF EXPENSES

Schedule of Investments October 31, 2017	BlackRock LifePath® Smart Beta Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.8%

Equity Funds — 46.9%
iShares Edge MSCI Min Vol EAFE ETF	43,451	$3,118,913
iShares Edge MSCI Min Vol USA ETF	60,303	3,094,750
iShares Edge MSCI Multifactor Intl ETF	11,450	326,669
iShares Edge MSCI Multifactor USA Small-Cap ETF	18,000	698,760
iShares Global REIT ETF	3,140	79,473

		7,318,565

Fixed Income Funds — 53.5%
iShares 20+ Year Treasury Bond ETF	10,598	1,319,027
iShares Edge U.S. Fixed Income Balanced Risk ETF	56,113	5,656,751
iShares TIPS Bond ETF	11,922	1,356,724

		8,332,502

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.93%(a)	60,307	60,307

Total Affiliated Investment Companies — 100.8% (Cost: $14,552,349)		15,711,374
Liabilities in Excess of Other Assets — (0.8)%		(124,065)

Net Assets — 100.0%		$15,587,309

(a)	Annualized 7-day yield as of period end.
(b)	During the year ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	20,695	—	(20,695)		—	$—	$—	$7,564	$19,481
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11,344	—	(11,344)		—	—	—	92,794	(96,086)
BlackRock Commodity Strategies Fund, Institutional Class	86,706	—	(86,706)		—	—	—	(151,824)	140,803
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	57,165	—	(57,165)		—	—	—	(38,419)	39,052
BlackRock Equity Dividend Fund, Class K	12,679	—	(12,679)		—	—	—	23,201	(9,890)
BlackRock Global Long/Short Credit Fund, Class K	153,500	—	(153,500)		—	—	—	49,583	(55,260)
BlackRock Global Long/Short Equity Fund, Class K	53,006	—	(53,006)		—	—	—	(12,191)	13,251
BlackRock Inflation Protected Bond Portfolio, Class K	146,439	—	(146,439)		—	—	—	(74,658)	45,526
BlackRock International Opportunities Portfolio, Institutional Class	61,551	—	(61,551)		—	—	—	(128,135)	66,243
BlackRock Liquidity Funds, T-Fund, Institutional Class	343,902	—	(283,595	)(b)	60,307	60,307	451	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	157,616	—	(157,616)		—	—	2,914	17,280	(20,432)
iShares 20+ Year Treasury Bond ETF	—	15,633	(5,035)		10,598	1,319,027	30,257	1,219	35,820
iShares Edge MSCI Min Vol EAFE ETF	—	67,493	(24,042)		43,451	3,118,913	135,673	72,718	434,826
iShares Edge MSCI Min Vol USA ETF	—	85,227	(24,924)		60,303	3,094,750	65,175	40,035	417,540
iShares Edge MSCI Multifactor Intl ETF	—	25,210	(13,760)		11,450	326,669	10,319	18,987	67,291
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	19,500	(1,500)		18,000	698,760	5,967	2,079	85,666
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	69,243	(13,130)		56,113	5,656,751	147,488	4,176	108,921
iShares Global REIT ETF	—	5,860	(2,720)		3,140	79,473	4,127	877	3,076
iShares International Developed Real Estate ETF	1,550	—	(1,550)		—	—	—	(8,400)	5,800
iShares TIPS Bond ETF	—	18,451	(6,529)		11,922	1,356,724	21,221	(1,673)	5,885
iShares U.S. Consumer Goods ETF	1,617	—	(1,617)		—	—	—	2,760	(7,698)

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	23

Schedule of Investments (continued) October 31, 2017	BlackRock LifePath® Smart Beta Retirement Fund

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares U.S. Energy ETF	2,717	—	(2,717)		—	$—	$—		$(20,514)	$24,571
iShares U.S. Financials ETF	2,070	—	(2,070)		—	—	—		75,240	(61,035)
iShares U.S. Healthcare ETF	670	—	(670)		—	—	—		(1,769)	5,616
iShares U.S. Industrials ETF	1,317	—	(1,317)		—	—	—		25,791	(16,716)
iShares U.S. Real Estate ETF	512	—	(512)		—	—	—		(3,639)	1,987
iShares U.S. Technology ETF	1,149	—	(1,149)		—	—	—		12,755	(12,455)
Master Large Cap Growth Portfolio	$496,165	—	$(496,165	)(b),(c)	—	—	559		132,875	(116,868)
Master Small Cap Index Series	$632,224	—	$(632,224	)(b),(c)	—	—	665		112,625	(45,491)
Master Total Return Portfolio	$5,828,817	—	$(5,828,817	)(b),(c)	—	—	11,550		(91,452)	(38,184)
S&P 500 Index Master Portfolio	$186,835	—	$(186,835	)(b),(c)	—	—	390		8,622	(3,701)
SL Liquidity Series, LLC, Money Market Series	39,211	—	(39,211	)(b)	—	—	790	(d)	(665)	—

						$15,711,374	$437,546		$167,842	$1,037,539

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended October 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$28,654	$(6,122)	$28,258	$—	$50,790

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$1,052	$(18)	$(44,241)	$—	$(43,207)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,970,256	(a)
Average notional value of contracts — short	$1,544,726	(a)

(a)	Actual amounts for the period are shown due to limited derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies:
Equity Funds(a)	$7,318,565	$—	$—	$7,318,565
Fixed Income Funds(a)	8,332,502	—	—	8,332,502
Short-Term Securities	60,307	—	—	60,307

Subtotal	$15,711,374	$—	$—	$15,711,374

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

24	SCHEDULES OF INVESTMENTS

Schedule of Investments October 31, 2017	BlackRock LifePath® Smart Beta 2020 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.3%

Equity Funds — 55.6%
iShares Edge MSCI Min Vol EAFE ETF	68,008	$4,881,614
iShares Edge MSCI Min Vol USA ETF	93,562	4,801,602
iShares Edge MSCI Multifactor Intl ETF	104,374	2,977,790
iShares Edge MSCI Multifactor USA ETF	1,400	43,106
iShares Edge MSCI Multifactor USA Small-Cap ETF	26,100	1,013,202
iShares Global REIT ETF	21,340	540,115

		14,257,429

Fixed Income Funds — 44.3%
iShares 20+ Year Treasury Bond ETF	16,154	2,010,527
iShares Edge U.S. Fixed Income Balanced Risk ETF	73,740	7,433,729
iShares TIPS Bond ETF	16,646	1,894,315

		11,338,571

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.93%(a)	99,722	99,722

Total Affiliated Investment Companies — 100.3% (Cost: $23,406,854)		25,695,722
Liabilities in Excess of Other Assets — (0.3)%		(87,694)

Net Assets — 100.0%		$25,608,028

(a)	Annualized 7-day yield as of period end.
(b)	During the year ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	57,660	—	(57,660)		—	$—	$—	$(1,113)	$78,955
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	29,408	—	(29,408)		—	—	—	203,322	(211,261)
BlackRock Commodity Strategies Fund, Institutional Class	137,321	—	(137,321)		—	—	—	(213,428)	195,910
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	87,546	—	(87,546)		—	—	—	(59,599)	60,524
BlackRock Equity Dividend Fund, Class K	32,161	—	(32,161)		—	—	—	59,045	(24,955)
BlackRock Global Long/Short Credit Fund, Class K	143,057	—	(143,057)		—	—	—	46,079	(51,501)
BlackRock Global Long/Short Equity Fund, Class K	81,171	—	(81,171)		—	—	—	(18,669)	20,293
BlackRock Inflation Protected Bond Portfolio, Class K	184,945	—	(184,945)		—	—	—	(123,678)	86,985
BlackRock International Opportunities Portfolio, Institutional Class	123,078	—	(123,078)		—	—	—	(260,147)	135,838
BlackRock Liquidity Funds, T-Fund, Institutional Class	535,307	—	(435,585	)(b)	99,722	99,722	812	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	150,181	—	(150,181)		—	—	2,804	16,256	(19,260)
iShares 20+ Year Treasury Bond ETF	—	22,031	(5,877)		16,154	2,010,527	43,628	(5,723)	57,090
iShares Edge MSCI Min Vol EAFE ETF	—	102,973	(34,965)		68,008	4,881,614	199,575	62,710	674,500
iShares Edge MSCI Min Vol USA ETF	—	133,602	(40,040)		93,562	4,801,602	95,884	33,151	653,207
iShares Edge MSCI Multifactor Intl ETF	—	161,655	(57,281)		104,374	2,977,790	72,166	109,063	613,395
iShares Edge MSCI Multifactor USA ETF	—	10,962	(9,562)		1,400	43,106	822	6,047	251
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	28,700	(2,600)		26,100	1,013,202	8,535	5,917	124,215
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	88,040	(14,300)		73,740	7,433,729	182,750	2,888	138,199
iShares Global REIT ETF	—	34,832	(13,492)		21,340	540,115	31,150	14,875	20,264
iShares International Developed Real Estate ETF	11,446	—	(11,446)		—	—	—	(38,433)	19,238

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	25

Schedule of Investments (continued) October 31, 2017	BlackRock LifePath® Smart Beta 2020 Fund

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares TIPS Bond ETF	—	25,507	(8,861)		16,646	$1,894,315	$26,852		$(3,289)	$7,747
iShares U.S. Consumer Goods ETF	1,306		(1,306)		—	—	—		2,229	(6,217)
iShares U.S. Industrials ETF	1,388	—	(1,388)		—	—	—		27,182	(17,618)
iShares U.S. Real Estate ETF	4,172	—	(4,172)		—	—	—		(30,150)	16,683
Master Large Cap Growth Portfolio	$1,464,910	—	$(1,464,910	)(b),(c)	—	—	1,593		265,772	(220,904)
Master Small Cap Index Series	$890,020	—	$(890,020	)(b),(c)	—	—	936		157,018	(62,686)
Master Total Return Portfolio	$8,416,587	—	$(8,416,587	)(b),(c)	—	—	16,677		(90,264)	(96,966)
S&P 500 Index Master Portfolio	$828,667	—	$(828,667	)(b),(c)	—	—	1,731		24,520	(2,693)
SL Liquidity Series, LLC, Money Market Series	320,043	—	(320,043	)(b)	—	—	4,082	(d)	(438)	—

						$25,695,722	$689,997		$191,143	$2,189,233

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended October 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$42,988	$(12,332)	$118,870	$—	$149,526

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$1,578	$(1,781)	$(85,779)	$—	$(85,982)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,031,409	(a)
Average notional value of contracts — short	$2,579,544	(a)

(a)	Actual amounts for the period are shown due to limited derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies:
Equity Funds(a)	$14,257,429	$—	$—	$14,257,429
Fixed Income Funds(a)	11,338,571	—	—	11,338,571
Short-Term Securities	99,722	—	—	99,722

Subtotal	$25,695,722	$—	$—	$25,695,722

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

26	SCHEDULES OF INVESTMENTS

Schedule of Investments October 31, 2017	BlackRock LifePath® Smart Beta 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 101.1%

Equity Funds — 68.5%
iShares Edge MSCI Min Vol EAFE ETF	79,035	$5,673,132
iShares Edge MSCI Min Vol USA ETF	99,375	5,099,925
iShares Edge MSCI Multifactor Intl ETF	181,012	5,164,272
iShares Edge MSCI Multifactor USA ETF	71,344	2,196,682
iShares Edge MSCI Multifactor USA Small-Cap ETF	24,312	943,792
iShares Global REIT ETF	66,294	1,677,901

		20,755,704

Fixed Income Funds — 31.4%
iShares 20+ Year Treasury Bond ETF	16,512	2,055,085
iShares Edge U.S. Fixed Income Balanced Risk ETF(a)	57,627	5,809,378
iShares TIPS Bond ETF	14,513	1,651,579

		9,516,042

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.93%(b)	80,353	80,353
SL Liquidity Series LLC, Money Market Series,
1.31%(b)(c)	281,059	281,087

		361,440

Total Affiliated Investment Companies — 101.1% (Cost: $27,529,165)		30,633,186
Liabilities in Excess of Other Assets — (1.1)%		(339,083)

Net Assets — 100.0%		$30,294,103

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	During the year ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	87,635	—	(87,635)		—	$—	$—	$(7,815)	$120,444
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	42,344	—	(42,344)		—	—	—	210,095	(221,528)
BlackRock Commodity Strategies Fund, Institutional Class	146,079	—	(146,079)		—	—	—	(213,440)	194,690
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	84,782	—	(84,782)		—	—	—	(59,072)	59,072
BlackRock Equity Dividend Fund, Class K	48,190	—	(48,190)		—	—	—	86,332	(36,258)
BlackRock Global Long/Short Credit Fund, Class K	110,663	—	(110,663)		—	—	—	35,412	19,654
BlackRock Global Long/Short Equity Fund, Class K	78,618	—	(78,618)		—	—	—	(18,082)	(39,839)
BlackRock Inflation Protected Bond Portfolio, Class K	140,918	—	(140,918)		—	—	—	(80,612)	52,307
BlackRock International Opportunities Portfolio, Institutional Class	159,248	—	(159,248)		—	—	—	(353,285)	193,672
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,595,797	—	(1,515,444	)(b)	80,353	80,353	1,073	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	116,245	—	(116,245)		—	—	2,353	12,583	(14,907)
iShares 20+ Year Treasury Bond ETF	—	22,092	(5,580)		16,512	2,055,085	42,453	(437)	57,583
iShares Edge MSCI Min Vol EAFE ETF	—	116,083	(37,048)		79,035	5,673,132	218,221	72,425	730,709
iShares Edge MSCI Min Vol USA ETF	—	135,930	(36,555)		99,375	5,099,925	97,861	28,073	671,282
iShares Edge MSCI Multifactor Intl ETF	—	226,345	(45,333)		181,012	5,164,272	114,340	71,306	1,044,291
iShares Edge MSCI Multifactor USA ETF	—	100,388	(29,044)		71,344	2,196,682	33,826	18,385	324,428

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	27

Schedule of Investments (continued) October 31, 2017	BlackRock LifePath® Smart Beta 2025 Fund

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	25,150	(838)		24,312	$943,792	$7,563		$1,340	$113,281
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	62,377	(4,750)		57,627	5,809,378	133,400		395	99,494
iShares Global REIT ETF	—	84,371	(18,077)		66,294	1,677,901	72,619		14,320	56,088
iShares International Developed Real Estate ETF	24,432	1,016	(25,448)		—	—	—		(93,024)	50,331
iShares TIPS Bond ETF	—	21,950	(7,437)		14,513	1,651,579	24,009		(1,663)	6,865
iShares U.S. Consumer Goods ETF	1,369	—	(1,369)		—	—	—		2,337	(6,517)
iShares U.S. Industrials ETF	1,286	—	(1,286)		—	—	—		25,184	(16,323)
iShares U.S. Real Estate ETF	8,922	282	(9,204)		—	—	—		(44,420)	15,385
Master Large Cap Growth Portfolio	$2,088,841	—	$(2,088,841	)(b),(c)	—	—	2,339		257,409	(190,543)
Master Small Cap Index Series	$781,316	—	$(781,316	)(b),(c)	—	—	833		136,653	(52,331)
Master Total Return Portfolio	$5,622,546	—	$(5,622,546	)(b),(c)	—	—	11,141		(122,084)	(2,603)
S&P 500 Index Master Portfolio	$574,479	—	$(574,479	)(b),(c)	—	—	1,200		29,246	(14,113)
SL Liquidity Series, LLC, Money Market Series	684,412	—	(403,353	)(b)	281,059	281,087	2,906	(d)	(1,036)	—

						$30,633,186	$766,137		$6,525	$3,214,614

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended October 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$45,852	$(10,472)	$99,980	$—	$135,360

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$1,683	$(3,366)	$(75,679)	$—	$(77,362)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,016,618	(a)
Average notional value of contracts — short	$2,478,132	(a)

(a)	Actual amounts for the year ended are shown due to limited derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

28	SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) October 31, 2017	BlackRock LifePath® Smart Beta 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies:
Equity Funds(a)	$20,755,704	$—	$—	$20,755,704
Fixed Income Funds(a)	9,516,042	—	—	9,516,042
Short-Term Securities	80,353	—	—	80,353

Subtotal	$30,352,099	$—	$—	$30,352,099

Investments Valued at NAV(b)				281,087

Total Investments				$30,633,186

(a)	See above Schedule of Investments for values in each security type
(b)	As of October 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	29

Schedule of Investments October 31, 2017	BlackRock LifePath® Smart Beta 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.4%

Equity Funds — 79.2%
iShares Edge MSCI Min Vol EAFE ETF	57,244	$4,108,974
iShares Edge MSCI Min Vol USA ETF	77,103	3,956,926
iShares Edge MSCI Multifactor Intl ETF	172,660	4,925,990
iShares Edge MSCI Multifactor USA ETF	131,229	4,040,541
iShares Edge MSCI Multifactor USA Small-Cap ETF	13,700	531,834
iShares Global REIT ETF	79,643	2,015,764

		19,580,029

Fixed Income Funds — 20.8%
iShares 20+ Year Treasury Bond ETF	11,222	1,396,690
iShares Edge U.S. Fixed Income Balanced Risk ETF	27,714	2,793,849
iShares TIPS Bond ETF	8,384	954,099

		5,144,638

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.93%(a)	108,965	108,965

Total Affiliated Investment Companies — 100.4% (Cost: $21,919,954)		24,833,632
Liabilities in Excess of Other Assets — (0.4)%		(99,267)

Net Assets — 100.0%		$24,734,365

(a)	Annualized 7-day yield as of period end.
(b)	During the year ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	83,834	—	(83,834)		—	$—	$—	$(1,304)	$104,660
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,366	—	(44,366)		—	—	—	237,442	(249,974)
BlackRock Commodity Strategies Fund, Institutional Class	126,350	—	(126,350)		—	—	—	(195,329)	179,458
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	78,071	—	(78,071)		—	—	—	(53,821)	53,910
BlackRock Equity Dividend Fund, Class K	50,959	—	(50,959)		—	—	—	88,100	(39,541)
BlackRock Global Long/Short Credit Fund, Class K	89,207	—	(89,207)		—	—	—	28,546	(32,114)
BlackRock Global Long/Short Equity Fund, Class K	72,393	—	(72,393)		—	—	—	(16,548)	18,098
BlackRock Inflation Protected Bond Portfolio, Class K	82,101	—	(82,101)		—	—	—	(40,854)	24,889
BlackRock International Opportunities Portfolio, Institutional Class	156,215	—	(156,215)		—	—	—	(291,387)	137,701
BlackRock Liquidity Funds, T-Fund, Institutional Class	510,248	—	(401,283	)(b)	108,965	108,965	846	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	93,758	—	(93,758)		—	—	1,898	10,149	(12,024)
iShares 20+ Year Treasury Bond ETF	—	14,747	(3,525)		11,222	1,396,690	28,647	(1,396)	39,946
iShares Edge MSCI Min Vol EAFE ETF	—	81,258	(24,014)		57,244	4,108,974	157,786	20,469	560,043
iShares Edge MSCI Min Vol USA ETF	—	105,275	(28,172)		77,103	3,956,926	75,388	16,548	512,673
iShares Edge MSCI Multifactor Intl ETF	—	217,349	(44,689)		172,660	4,925,990	108,897	48,609	1,012,013
iShares Edge MSCI Multifactor USA ETF	—	177,330	(46,101)		131,229	4,040,541	63,147	31,355	607,653
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	16,900	(3,200)		13,700	531,834	5,062	6,374	65,201
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	30,924	(3,210)		27,714	2,793,849	64,024	74	47,373
iShares Global REIT ETF	—	100,128	(20,485)		79,643	2,015,764	84,022	18,893	65,381
iShares International Developed Real Estate ETF	30,128	—	(30,128)		—	—	—	(107,615)	57,091

30	SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) October 31, 2017	BlackRock LifePath® Smart Beta 2030 Fund

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares TIPS Bond ETF	—	12,304	(3,920)		8,384	$954,099	$13,652		$(1,246)	$3,395
iShares U.S. Real Estate ETF	10,995	—	(10,995)		—	—	—		(27,250)	(8,241)
Master Large Cap Growth Portfolio	$1,998,140	—	$(1,998,140	)(b),(c)	—	—	2,167		287,964	(227,012)
Master Small Cap Index Series	$552,797	—	$(552,797	)(b),(c)	—	—	574		102,711	(45,112)
Master Total Return Portfolio	$3,266,128	—	$(3,266,128	)(b),(c)	—	—	6,472		(40,809)	(31,852)
S&P 500 Index Master Portfolio	$1,006,079	—	$(1,006,079	)(b),(c)	—	—	2,102		33,102	(6,601)
SL Liquidity Series, LLC, Money Market Series	843,504	—	(843,504	)(b)	—	—	1,290	(d)	(750)	—

						$24,833,632	$615,974		$152,027	$2,837,014

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended October 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$37,259	$(7,842)	$128,189	$—	$157,606

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$1,367	$(2,786)	$(83,658)	$—	$(85,077)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,413,984	(a)
Average notional value of contracts — short	$2,747,688	(a)

(a)	Actual amounts for the year ended are shown due to limited derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies:
Equity Funds(a)	$19,580,029	$—	$—	$19,580,029
Fixed Income Funds(a)	5,144,638	—	—	5,144,638
Short-Term Securities	108,965	—	—	108,965

Subtotal	$24,833,632	$—	$—	$24,833,632

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	31

Schedule of Investments October 31, 2017	BlackRock LifePath® Smart Beta 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.7%

Equity Funds — 88.8%
iShares Edge MSCI Min Vol EAFE ETF	38,208	$2,742,570
iShares Edge MSCI Min Vol USA ETF	55,122	2,828,861
iShares Edge MSCI Multifactor Intl ETF	144,925	4,134,710
iShares Edge MSCI Multifactor USA ETF	178,171	5,485,885
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,000	349,380
iShares Global REIT ETF	85,600	2,166,536

		17,707,942

Fixed Income Funds — 11.3%
iShares 20+ Year Treasury Bond ETF	7,021	873,834
iShares Edge U.S. Fixed Income Balanced Risk ETF	9,038	911,121
iShares TIPS Bond ETF	4,207	478,757

		2,263,712

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.93%(a)	110,667	110,667

Total Affiliated Investment Companies — 100.7% (Cost: $17,500,700)		20,082,321
Liabilities in Excess of Other Assets — (0.7)%		(133,992)

Net Assets — 100.0%		$19,948,329

(a)	Annualized 7-day yield as of period end.
(b)	During the year ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	89,604	—	(89,604)		—	$—	$—	$(20,716)	$140,164
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	42,120	—	(42,120)		—	—	—	131,088	(142,647)
BlackRock Commodity Strategies Fund, Institutional Class	108,085	—	(108,085)		—	—	—	(112,450)	98,657
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	62,188	—	(62,188)		—	—	—	(43,574)	43,574
BlackRock Equity Dividend Fund, Class K	47,771	—	(47,771)		—	—	—	85,476	(36,329)
BlackRock Global Long/Short Credit Fund, Class K	48,075	—	(48,075)		—	—	—	15,384	(17,307)
BlackRock Global Long/Short Equity Fund, Class K	57,669	—	(57,669)		—	—	—	(13,264)	14,417
BlackRock Inflation Protected Bond Portfolio, Class K	40,771	—	(40,771)		—	—	—	(16,926)	8,803
BlackRock International Opportunities Portfolio, Institutional Class	145,557	—	(145,557)		—	—	—	(359,779)	213,296
BlackRock Liquidity Funds, T-Fund, Institutional Class	601,171	—	(490,504	)(b)	110,667	110,667	839	—	—
BlackRock Strategic Income
Opportunities Portfolio, Class K	50,528	—	(50,528)		—	—	1,023	5,469	(6,480)
iShares 20+ Year Treasury Bond ETF	—	9,061	(2,040)		7,021	873,834	17,282	1,087	23,858
iShares Edge MSCI Min Vol EAFE ETF	—	58,698	(20,490)		38,208	2,742,570	106,390	21,284	373,502
iShares Edge MSCI Min Vol USA ETF	—	79,002	(23,880)		55,122	2,828,861	54,910	20,950	363,677
iShares Edge MSCI Multifactor Intl ETF	—	192,665	(47,740)		144,925	4,134,710	92,580	55,045	850,570
iShares Edge MSCI Multifactor USA ETF	—	245,901	(67,730)		178,171	5,485,885	87,411	42,591	838,993
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	12,900	(3,900)		9,000	349,380	3,388	7,957	42,833
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	10,218	(1,180)		9,038	911,121	20,494	328	14,735
iShares Global REIT ETF	—	105,080	(19,480)		85,600	2,166,536	92,239	19,395	71,900
iShares International Developed Real Estate ETF	32,676	961	(33,637)		—	—	—	(127,627)	71,202

32	SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) October 31, 2017	BlackRock LifePath® Smart Beta 2035 Fund

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares TIPS Bond ETF	—	6,277	(2,070)		4,207	$478,757	$6,202		$(402)	$1,554
iShares U.S. Consumer Goods ETF	778	—	(778)		—	—	—		1,328	(3,704)
iShares U.S. Industrials ETF	609	—	(609)		—	—	—		11,926	(7,730)
iShares U.S. Real Estate ETF	11,940	207	(12,147)		—	—	—		(4,097)	(34,617)
Master Large Cap Growth Portfolio	$2,172,588	—	$(2,172,588	)(b),(c)	—	—	2,454		131,553	(61,102)
Master Small Cap Index Series	$386,880	—	$(386,880	)(b),(c)	—	—	409		70,430	(29,115)
Master Total Return Portfolio	$1,116,260	—	$(1,116,260	)(b),(c)	—	—	2,212		(55,989)	31,158
S&P 500 Index Master Portfolio	$580,234	—	$(580,234	)(b),(c)	—	—	1,212		34,443	(19,159)
SL Liquidity Series, LLC, Money Market Series	915,959	—	(915,959	)(b)	—	—	851	(d)	81	—

						$20,082,321	$489,896		$(99,009)	$2,844,703

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended October 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$22,930	$(6,480)	$101,507	$—	$117,957

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$841	$(4,148)	$(64,900)	$—	$(68,207)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,675,991	(a)
Average notional value of contracts — short	$2,136,563	(a)

(a)	Actual amounts for the period are shown due to limited derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies:
Equity Funds(a)	$17,707,942	$—	$—	$17,707,942
Fixed Income Funds(a)	2,263,712	—	—	2,263,712
Short-Term Securities	110,667	—	—	110,667

Subtotal	$20,082,321	$—	$—	$20,082,321

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	33

Schedule of Investments October 31, 2017	BlackRock LifePath® Smart Beta 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.5%

Equity Funds — 95.5%
iShares Edge MSCI Min Vol EAFE ETF	19,004	$1,364,107
iShares Edge MSCI Min Vol USA ETF	35,844	1,839,514
iShares Edge MSCI Multifactor Intl ETF	107,560	3,068,687
iShares Edge MSCI Multifactor USA ETF	209,406	6,447,611
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,870	189,054
iShares Global REIT ETF	82,369	2,084,759

		14,993,732

Fixed Income Funds — 4.4%
iShares 20+ Year Treasury Bond ETF	3,735	464,858
iShares Edge U.S. Fixed Income Balanced Risk ETF	500	50,405
iShares TIPS Bond ETF	1,573	179,007

		694,270

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.93%(a)	92,080	92,080

Total Affiliated Investment Companies — 100.5% (Cost: $13,681,625)		15,780,082
Liabilities in Excess of Other Assets — (0.5)%		(81,431)

Net Assets — 100.0%		$15,698,651

(a)	Annualized 7-day yield as of period end.
(b)	During the year ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	85,772	—	(85,772)		—	$—	$—	$(33,139)	$144,104
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,055	—	(46,055)		—	—	—	150,549	(163,185)
BlackRock Commodity Strategy Fund, Institutional Class	99,682	—	(99,682)		—	—	—	(129,973)	117,499
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	55,027	—	(55,027)		—	—	—	(38,360)	38,360
BlackRock Equity Dividend Fund, Class K	52,841	—	(52,841)		—	—	—	94,180	(41,215)
BlackRock Global Long/Short Credit Fund, Class K	39,428	—	(39,428)		—	—	—	12,617	(14,194)
BlackRock Global Long/Short Equity Fund, Class K	51,028	—	(51,028)		—	—	—	(11,736)	12,756
BlackRock Inflation Protected Bond Portfolio, Class K	15,064	—	(15,064)		—	—	—	(553)	(2,532)
BlackRock International Opportunities Portfolio, Institutional Class	142,655	—	(142,655)		—	—	—	(348,995)	207,482
BlackRock Liquidity Funds, T-Fund, Institutional Class	277,852	—	(185,772	)(b)	92,080	92,080	462	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	41,518	—	(41,518)		—	—	840	4,494	(5,325)
iShares 20+ Year Treasury Bond ETF	—	5,355	(1,620)		3,735	464,858	8,669	(1,851)	11,717
iShares Edge MSCI Min Vol EAFE ETF	—	39,194	(20,190)		19,004	1,364,107	50,890	2,745	132,917
iShares Edge MSCI Min Vol USA ETF	—	56,674	(20,830)		35,844	1,839,514	36,560	17,826	240,766
iShares Edge MSCI Multifactor Intl ETF	—	140,210	(32,650)		107,560	3,068,687	71,289	68,752	619,530
iShares Edge MSCI Multifactor USA ETF	—	313,256	(103,850)		209,406	6,447,611	108,802	109,129	996,131
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	8,820	(3,950)		4,870	189,054	2,177	6,557	23,178
iShares Edge U.S. Fixed Income
Balanced Risk ETF	—	5,522	(5,022)		500	50,405	2,979	3,008	(37)
iShares Global REIT ETF	—	106,119	(23,750)		82,369	2,084,759	90,898	22,960	73,688
iShares International Developed Real Estate ETF	35,454	—	(35,454)		—	—	—	(146,840)	87,384

34	SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) October 31, 2017	BlackRock LifePath® Smart Beta 2040 Fund

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares TIPS Bond ETF	—	2,473	(900)		1,573	$179,007	$2,220		$(105)	$567
iShares U.S. Real Estate ETF	12,941	—	(12,941)		—	—	—		(6,586)	(35,188)
Master Large Cap Growth Portfolio	$2,054,603	—	$(2,054,603	)(b),(c)	—	—	2,297		179,309	(113,724)
Master Small Cap Index Series	$301,983	—	$(301,983	)(b),(c)	—	—	307		53,263	(22,705)
S&P 500 Index Master Portfolio	$283,737	—	$(283,737	)(b),(c)	—	—	593		18,181	(10,707)
SL Liquidity Series, LLC, Money Market Series	992,754	—	(992,754	)(b)	—	—	278	(d)	(222)	—

						$15,780,082	$379,261		$25,210	$2,297,267

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended October 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$25,772	$(7,256)	$105,208	$—	$123,724

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$947	$(1,262)	$(60,942)	$—	$(61,257)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,661,199	(a)
Average notional value of contracts — short	$2,359,806	(a)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Assets:
Affiliated Investment Companies:
Equity Funds(a)	$14,993,732	$—	$—	$14,993,732
Fixed Income Funds(a)	694,270	—	—	694,270
Short-Term Securities	92,080	—	—	92,080

Subtotal	$15,780,082	$—	$—	$15,780,082

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	35

Schedule of Investments October 31, 2017	BlackRock LifePath® Smart Beta 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 101.1%

Equity Funds — 98.6%
iShares Edge MSCI Min Vol EAFE ETF	8,677	$622,835
iShares Edge MSCI Min Vol USA ETF	9,578	491,543
iShares Edge MSCI Multifactor Intl ETF	125,551	3,581,970
iShares Edge MSCI Multifactor USA ETF	205,439	6,325,467
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,450	133,929
iShares Global REIT ETF	81,943	2,073,977

		13,229,721

Fixed Income Funds — 1.7%
iShares 20+ Year Treasury Bond ETF	1,142	142,132
iShares Edge U.S. Fixed Income Balanced Risk ETF	350	35,283
iShares TIPS Bond ETF	380	43,244

		220,659

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.93%(a)	107,212	107,212

Total Affiliated Investment Companies — 101.1% (Cost: $11,676,479)		13,557,592
Liabilities in Excess of Other Assets — (1.1)%		(142,357)

Net Assets — 100.0%		$13,415,235

(a)	Annualized 7-day yield as of period end.
(b)	During the year ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	61,001	—	(61,001)		—	$—	$—	$(22,793)	$105,144
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	34,741	—	(34,741)		—	—	—	82,588	(91,968)
BlackRock Commodity Strategies Fund, Institutional Class	78,655	—	(78,655)		—	—	—	(74,556)	64,457
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	39,532	—	(39,532)		—	—	—	(28,372)	28,372
BlackRock Equity Dividend Fund, Class K	39,883	—	(39,883)		—	—	—	73,223	(30,947)
BlackRock Global Long/Short Equity Fund, Class K	36,659	—	(36,659)		—	—	—	(8,431)	9,165
BlackRock Inflation Protected Bond Portfolio, Class K	2,879	—	(2,879)		—	—	—	112	(484)
BlackRock International Opportunities Portfolio, Institutional Class	114,607	1,083	(115,690)		—	—	—	(320,858)	204,466
BlackRock Liquidity Funds, T-Fund, Institutional Class	545,906	—	(438,694	)(b)	107,212	107,212	256	—	—
iShares 20+ Year Treasury Bond ETF	—	1,320	(178)		1,142	142,132	2,504	(30)	3,256
iShares Edge MSCI Min Vol EAFE ETF	—	15,725	(7,048)		8,677	622,835	20,954	2,816	81,021
iShares Edge MSCI Min Vol USA ETF	—	17,530	(7,952)		9,578	491,543	8,383	2,849	58,017
iShares Edge MSCI Multifactor Intl ETF	—	166,044	(40,493)		125,551	3,581,970	77,147	40,075	713,860
iShares Edge MSCI Multifactor USA ETF	—	277,164	(71,725)		205,439	6,325,467	96,425	39,836	943,667
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	7,000	(3,550)		3,450	133,929	1,702	6,500	16,418
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	350	—		350	35,283	189	—	(25)
iShares Global REIT ETF	—	102,174	(20,231)		81,943	2,073,977	83,025	18,720	64,833
iShares International Developed Real Estate ETF	30,273	1,144	(31,417)		—	—	—	(124,781)	72,075
iShares TIPS Bond ETF	—	683	(303)		380	43,244	284	19	66
iShares U.S. Consumer Goods ETF	544	—	(544)		—	—	—	929	(2,589)
iShares U.S. Industrial ETF	693	—	(693)		—	—	—	13,571	(8,796)
iShares U.S. Real Estate ETF	11,071	299	(11,370)		—	—	—	(16,054)	(19,932)

36	SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) October 31, 2017	BlackRock LifePath® Smart Beta 2045 Fund

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Master Large Cap Growth Portfolio	$1,479,347	—	$(1,479,347	)(b),(c)	—	$—	$1,695		$136,071	$(87,094)
Master Small Cap Index Series	$223,317	—	$(223,317	)(b),(c)	—	—	238		40,645	(16,531)
S&P 500 Index Master Portfolio	$274,807	—	$(274,807	)(b),(c)	—	—	574		15,984	(8,746)
SL Liquidity Series, LLC, Money Market Series	849,316	—	(849,316	)(b)	—	—	729	(d)	(12)	—

						$13,557,592	$294,105		$(121,949)	$2,097,705

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended October 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$25,772	$(3,763)	$87,008	$—	$109,017

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$947	$(1,824)	$(44,689)	$—	$(45,566)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,436,689	(a)
Average notional value of contracts — short	$1,814,088	(a)

(a)	Actual amounts for the period are shown due to limited derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies:
Equity Funds(a)	$13,229,721	$—	$—	$13,229,721
Fixed Income Funds(a)	220,659	—	—	220,659
Short-Term Securities	107,212	—	—	107,212

Subtotal	$13,557,592	$—	$—	$13,557,592

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	37

Schedule of Investments October 31, 2017	BlackRock LifePath® Smart Beta 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 101.5%

Equity Funds — 98.9%
iShares Edge MSCI Min Vol EAFE ETF	3,798	$272,620
iShares Edge MSCI Min Vol USA ETF	1,958	100,485
iShares Edge MSCI Multifactor Intl ETF	143,342	4,089,547
iShares Edge MSCI Multifactor USA ETF	239,115	7,362,351
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,150	161,103
iShares Global REIT ETF	92,272	2,335,404

		14,321,510

Fixed Income Funds — 1.1%
iShares 20+ Year Treasury Bond ETF	150	18,669
iShares Edge U.S. Fixed Income Balanced Risk ETF(a)	1,394	140,529

		159,198

Short-Term Securities — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.93%(b)	81,526	81,526
SL Liquidity Series LLC, Money Market Series,
1.31%(b)(c)	142,126	142,140

		223,666

Total Affiliated Investment Companies — 101.5% (Cost: $12,660,638)		14,704,374
Liabilities in Excess of Other Assets — (1.5)%		(217,577)

Net Assets — 100.0%		$14,486,797

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	During the year ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	59,553	—		(59,553)	—	$—	$—	$(11,868)	$88,649
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	40,930	—		(40,930)	—	—	—	77,613	(88,786)
BlackRock Commodity Strategies Fund, Institutional Class	80,377	—		(80,377)	—	—	—	(66,987)	56,936
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	40,335	—		(40,335)	—	—	—	(29,727)	29,774
BlackRock Equity Dividend Fund, Class K	45,958	—		(45,958)	—	—	—	83,239	(35,420)
BlackRock Global Long/Short Equity Fund, Class K	37,406	—		(37,406)	—	—	—	(8,550)	9,351
BlackRock International Opportunities Portfolio, Institutional Class	116,895	—		(116,895)	—	—	—	(316,325)	199,261
BlackRock Liquidity Funds, T-Fund, Institutional Class	58,028	23,498	(b)	—	81,526	81,526	428	—	—
iShares 20+ Year Treasury Bond ETF	—	331		(181)	150	18,669	231	519	(45)
iShares Edge MSCI Min Vol EAFE ETF	—	8,803		(5,005)	3,798	272,620	7,629	4,186	33,484
iShares Edge MSCI Min Vol USA ETF	—	7,835		(5,877)	1,958	100,485	1,437	2,337	8,936
iShares Edge MSCI Multifactor Intl ETF	—	172,581		(29,239)	143,342	4,089,547	85,744	35,727	808,800
iShares Edge MSCI Multifactor USA ETF	—	298,279		(59,164)	239,115	7,362,351	111,291	24,907	1,098,734
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	6,900		(2,750)	4,150	161,103	1,787	4,565	19,751
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	1,440		(46)	1,394	140,529	3,081	15	2,299
iShares Global REIT ETF	—	105,822		(13,550)	92,272	2,335,404	92,118	14,153	71,777
iShares International Developed Real Estate ETF	31,365	456		(31,821)	—	—	—	(129,628)	76,257
iShares U.S. Consumer Goods ETF	377	—		(377)	—	—	—	644	(1,795)

38	SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) October 31, 2017	BlackRock LifePath® Smart Beta 2050 Fund

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares U.S. Industrials ETF	656	—	(656)		—	$—	$—		$12,847	$(8,326)
iShares U.S. Real Estate ETF	11,368	136	(11,504)		—	—	—		(18,709)	(18,100)
Master Large Cap Growth Portfolio	$1,444,555	—	$(1,444,555	)(c),(d)	—	—	1,602		88,631	(43,047)
Master Small Cap Index Series	$228,143	—	$(228,143	)(c),(d)	—	—	234		40,132	(16,751)
S&P 500 Index Master Portfolio	$334,613	—	$(334,613	)(c),(d)	—	—	699		13,740	(4,926)
SL Liquidity Series, LLC, Money Market Series	872,098	—	(729,972	)(c)	142,126	142,140	146	(e)	(13)	—

						$14,704,374	$306,427		$(178,552)	$2,286,813

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended October 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$20,045	$(5,126)	$111,508	$—	$126,427

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$735	$(462)	$(55,913)	$—	$(55,640)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,103,882	(a)
Average notional value of contracts — short	$1,990,026	(a)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies:
Equity Funds(a)	$14,321,510	$—	$—	$14,321,510
Fixed Income Funds(a)	159,198	—	—	159,198
Short-Term Securities	81,526	—	—	81,526

Subtotal	$14,562,234	$—	$—	$14,562,234

Investments Valued at NAV(b)				142,140

Total Investments				$14,704,374

(a)	See above Schedule of Investments for values in each security type.
(b)	As of October 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	39

Schedule of Investments October 31, 2017	BlackRock LifePath® Smart Beta 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 102.1%

Equity Funds — 99.3%
iShares Edge MSCI Min Vol EAFE ETF	1,307	$93,816
iShares Edge MSCI Min Vol USA ETF	607	31,151
iShares Edge MSCI Multifactor Intl ETF	49,868	1,422,734
iShares Edge MSCI Multifactor USA ETF	83,201	2,561,759
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,450	56,289
iShares Global REIT ETF	32,147	813,641

		4,979,390

Fixed Income Funds — 1.2%
iShares 20+ Year Treasury Bond ETF	60	7,469
iShares Edge U.S. Fixed Income Balanced Risk ETF(a)	496	50,002

		57,471

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.93%(b)	40,223	40,223

SL Liquidity Series LLC, Money Market Series,
1.31%(b)(c)	40,269	40,273

		80,496

Total Affiliated Investment Companies — 102.1% (Cost: $4,418,230)		5,117,357
Liabilities in Excess of Other Assets — (2.1)%		(104,687)

Net Assets — 100.0%		$5,012,670

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	During the year ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	16,592	—	(16,592)		—	$—	$—	$3,881	$18,519
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9,781	—	(9,781)		—	—	—	(8,828)	6,187
BlackRock Commodity Strategies Fund, Institutional Class	23,304	—	(23,304)		—	—	—	(14,953)	11,948
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	2,314	—	(2,314)		—	—	—	(1,557)	1,557
BlackRock Equity Dividend Fund, Class K	11,061	—	(11,061)		—	—	—	19,953	(8,229)
BlackRock Global Long/Short Equity Fund, Class K	2,152	—	(2,152)		—	—	—	(495)	538
BlackRock International Opportunities Portfolio, Institutional Class	34,419	557	(34,976)		—	—	—	(88,182)	53,089
BlackRock Liquidity Funds, T-Fund, Institutional Class	335,312	—	(295,089	)(b)	40,223	40,223	185	—	—
iShares 20+ Year Treasury Bond ETF	—	137	(77)		60	7,469	91	211	(17)
iShares Edge MSCI Min Vol EAFE ETF	—	2,227	(920)		1,307	93,816	2,983	773	11,862
iShares Edge MSCI Min Vol USA ETF	—	2,007	(1,400)		607	31,151	508	1,237	2,859
iShares Edge MSCI Multifactor Intl ETF	—	56,168	(6,300)		49,868	1,422,734	28,915	3,520	279,343
iShares Edge MSCI Multifactor USA ETF	—	96,861	(13,660)		83,201	2,561,759	37,897	5,885	374,788
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	2,100	(650)		1,450	56,289	563	1,087	6,901
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	496	—		496	50,002	1,064	—	806
iShares Global REIT ETF	—	34,667	(2,520)		32,147	813,641	31,257	2,053	22,585
iShares International Developed Real Estate ETF	9,203	456	(9,659)		—	—	—	(44,177)	27,972
iShares U.S. Consumer Goods ETF	396	—	(396)		—	—	—	676	(1,885)

40	SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) October 31, 2017	BlackRock LifePath® Smart Beta 2055 Fund

Affiliate	Shares/ Investment Value Held at 10/31/16	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 10/31/17	Value at 10/31/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares U.S. Financials ETF	317	—	(317)		—	$—	$—		$9,889	$(7,714)
iShares U.S. Industrials ETF	335	—	(335)		—	—	—		6,560	(4,252)
iShares U.S. Real Estate ETF	3,366	126	(3,492)		—	—	—		(11,777)	807
iShares U.S. Technology ETF	143	—	(143)		—	—	—		1,588	(1,550)
Master Large Cap Growth Portfolio	$382,542	—	$(382,542	)(b),(c)	—	—	453		39,292	(25,999)
Master Small Cap Index Series	$65,966	—	$(65,966	)(b),(c)	—	—	71		10,972	(3,740)
S&P 500 Index Master Portfolio	$84,747	—	$(84,747	)(b),(c)	—	—	177		15,248	(13,015)
SL Liquidity Series, LLC, Money Market Series	258,204	—	(217,935	)(b),(c)	40,269	40,273	57	(d)	(4)	—

						$5,117,357	$104,221		$(47,148)	$753,360

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended October 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$8,590	$—	$21,690	$—	$30,280

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$316	$—	$(10,663)	$—	$(10,347)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$318,015	(a)
Average notional value of contracts — short	$175,938	(a)

(a)	Actual amounts for the period are shown due to limited derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies:
Equity Funds(a)	$4,979,390	$—	$—	$4,979,390
Fixed Income Funds(a)	57,471	—	—	57,471
Short-Term Securities	40,223	—	—	40,223

Subtotal	$5,077,084	$—	$—	$5,077,084

Investments Valued at NAV(b)				40,273

Total Investments				$5,117,357

(a)	See above Schedule of Investments for values in each security type.
(b)	As of October 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	41

Schedule of Investments October 31, 2017	BlackRock LifePath® Smart Beta 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 111.0%

Equity Funds — 105.1%
iShares Edge MSCI Min Vol EAFE ETF	260	$18,663
iShares Edge MSCI Min Vol USA ETF	185	9,494
iShares Edge MSCI Multifactor Intl ETF	11,295	322,246
iShares Edge MSCI Multifactor USA ETF	18,860	580,699
iShares Edge MSCI Multifactor USA Small-Cap ETF	280	10,870
iShares Global REIT ETF	7,310	185,016

		1,126,988

Fixed Income Funds — 1.2%
iShares 20+ Year Treasury Bond ETF	12	1,493
iShares Edge U.S. Fixed Income Balanced Risk ETF	112	11,291

		12,784

Short-Term Securities — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.93%(a)	50,164	50,164

Total Affiliated Investment Companies — 111.0% (Cost: $1,130,975)		1,189,936
Liabilities in Excess of Other Assets — (11.0)%		(117,476)

Net Assets — 100.0%		$1,072,460

(a)	Annualized 7-day yield as of period end.
(b)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund,
Institutional Class	50,164	(a)	—	50,164	$50,164	$88	$—	$—
iShares 20+ Year Treasury Bond ETF	23		(11)	12	1,493	6	9	(4)
iShares Edge MSCI Min Vol EAFE ETF	260		—	260	18,663	363	—	251
iShares Edge MSCI Min Vol USA ETF	185		—	185	9,494	79	—	342
iShares Edge MSCI Multifactor Intl ETF	12,340		(1,045)	11,295	322,246	4,456	(12)	20,825
iShares Edge MSCI Multifactor USA ETF	20,070		(1,210)	18,860	580,699	4,597	(237)	37,793
iShares Edge MSCI Multifactor USA
Small-Cap ETF	340		(60)	280	10,870	54	163	959
iShares Edge U.S. Fixed Income
Balanced Risk ETF	112		—	112	11,291	131	—	(11)
iShares Global REIT ETF	7,610		(300)	7,310	185,016	3,110	15	(1,194)

					$1,189,936	$12,884	$(62)	$58,961

(a)	Represents net shares purchased.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

42	SCHEDULES OF INVESTMENTS

Schedule of Investments (continued) October 31, 2017	BlackRock LifePath® Smart Beta 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies:
Equity Funds(a)	$1,126,988	$—	$—	$1,126,988
Fixed Income Funds(a)	12,784	—	—	12,784
Short-Term Securities	50,164	—	—	50,164

Total	$1,189,936	$—	$—	$1,189,936

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	43

Statements of Assets and Liabilities October 31, 2017	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund

ASSETS
Investments at value — affiliated(a),(b)	$15,711,374	$25,695,722	$30,633,186	$24,833,632	$20,082,321
Receivables:
Investments sold — affiliated	—	93,016	—	98,205	46,179
Securities lending income — affiliated	—	—	13	—	—
Capital shares sold	8,569	8,103	9,302	8,755	11,646
Dividends — affiliated	25	29	148	41	36
From the Manager	53,944	43,478	53,892	45,364	53,833
Prepaid expenses	20,668	20,845	21,163	20,638	20,639

Total assets	15,794,580	25,861,193	30,717,704	25,006,635	20,214,654

LIABILITIES
Cash collateral on securities loaned at value	—	—	281,087	—	—
Payables:
Investments purchased — affiliated	29,367	144,410	21,539	158,718	121,496
Capital shares redeemed	82,669	54	624	2,880	34,611
Custodian fees	8,225	10,276	10,512	9,204	10,515
Officer’s and Trustees’ fees	2,355	2,362	7,794	2,360	2,356
Other accrued expenses	12,889	13,443	13,244	13,782	13,108
Other affiliates	360	404	630	502	394
Printing fees	23,934	24,890	26,158	28,950	27,232
Professional fees	31,228	33,990	35,538	37,059	37,101
Service and distribution fees	3,785	6,727	8,057	6,297	5,397
Transfer agent fees	12,459	16,609	18,418	12,518	14,115

Total liabilities	207,271	253,165	423,601	272,270	266,325

NET ASSETS	$15,587,309	$25,608,028	$30,294,103	$24,734,365	$19,948,329

NET ASSETS CONSIST OF
Paid-in capital	$14,250,642	$22,817,577	$26,715,426	$21,279,843	$17,056,420
Undistributed net investment income	154,215	311,521	413,258	302,039	233,254
Accumulated net realized gain	23,427	190,062	61,398	238,805	77,034
Net unrealized appreciation (depreciation)	1,159,025	2,288,868	3,104,021	2,913,678	2,581,621

NET ASSETS	$15,587,309	$25,608,028	$30,294,103	$24,734,365	$19,948,329

(a) Investments at cost — affiliated	$14,552,349	$23,406,854	$27,529,165	$21,919,954	$17,500,700
(b) Securities loaned at value	$—	$—	$275,110	$—	$—

NET ASSET VALUE

Institutional
Net assets	$1,665,998	$299,285	$72,892	$423,160	$42,685

Shares outstanding(a)	154,306	26,794	6,527	39,431	3,718

Net asset value	$10.80	$11.17	$11.17	$10.73	$11.48

Investor A
Net assets	$8,708,980	$15,512,337	$17,126,022	$15,564,226	$9,852,924

Shares outstanding(a)	813,650	1,404,394	1,544,954	1,464,413	867,071

Net asset value	$10.70	$11.05	$11.09	$10.63	$11.36

Class K
Net assets	$726,209	$1,689,007	$2,443,960	$1,587,055	$1,988,995

Shares outstanding(a)	67,227	151,511	218,559	147,688	173,229

Net asset value	$10.80	$11.15	$11.18	$10.75	$11.48

Class R
Net assets	$4,486,122	$8,107,399	$10,651,229	$7,159,924	$8,063,725

Shares outstanding(a)	419,193	741,208	969,262	677,216	716,696

Net asset value	$10.70	$10.94	$10.99	$10.57	$11.25

(a)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

44	FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued) October 31, 2017	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund

ASSETS
Investments at value — affiliated(a),(b)	$15,780,082	$13,557,592	$14,704,374	$5,117,357	$1,189,936
Receivables:
Investments sold — affiliated	24,629	58,494	61,573	9,236	5,234
Securities lending income — affiliated	—	—	6	3	—
Capital shares sold	11,887	10,238	13,824	5,234	—
Dividends — affiliated	38	33	23	10	2
From the Manager	51,799	52,644	52,366	40,343	24,493
Deferred offering costs	—	—	—	—	16,405
Prepaid expenses	20,637	20,637	20,767	13,695	1,691

Total assets	15,889,072	13,699,638	14,852,933	5,185,878	1,237,761

LIABILITIES
Cash collateral on securities loaned at value	—	—	142,140	40,273	—
Payables:
Investments purchased — affiliated	86,284	139,167	116,874	40,252	54,145
Capital shares redeemed	4	45,003	1,662	17,166	—
Custodian fees	9,986	9,975	9,020	7,843	5,446
Officer’s and Trustees’ fees	2,353	2,347	2,347	2,338	4,959
Offering costs payable	—	—	—	—	45,678
Other accrued expenses	13,111	12,886	12,966	12,358	10,562
Other affiliates	267	219	274	26	1
Printing fees	27,095	24,754	24,255	19,839	7,533
Professional fees	34,919	34,709	35,231	30,314	36,964
Service and distribution fees	4,300	3,837	4,144	764	13
Transfer agent fees	12,102	11,506	17,223	2,035	—

Total liabilities	190,421	284,403	366,136	173,208	165,301

NET ASSETS	$15,698,651	$13,415,235	$14,486,797	$5,012,670	$1,072,460

NET ASSETS CONSIST OF
Paid-in capital	$13,315,554	$11,456,073	$12,386,696	$4,276,077	$1,000,712
Undistributed net investment income	177,989	137,789	142,422	62,038	12,849
Accumulated net realized gain (loss)	106,651	(59,740)	(86,057)	(24,572)	(62)
Net unrealized appreciation (depreciation)	2,098,457	1,881,113	2,043,736	699,127	58,961

NET ASSETS	$15,698,651	$13,415,235	$14,486,797	$5,012,670	$1,072,460

(a) Investments at cost — affiliated	$13,681,625	$11,676,479	$12,660,638	$4,418,230	$1,130,975
(b) Securities loaned at value	$—	$—	$139,118	$39,417	$—

NET ASSET VALUE

Institutional
Net assets	$91,760	$117,774	$73,146	$30,891	$21,891

Shares outstanding(a)	8,211	9,470	6,305	2,546	2,043

Net asset value	$11.18	$12.44	$11.60	$12.13	$10.72

Investor A
Net assets	$8,601,116	$6,554,393	$7,833,637	$619,069	$21,516

Shares outstanding(a)	778,212	535,786	683,955	51,327	2,010

Net asset value	$11.05	$12.23	$11.45	$12.06	$10.71

Class K
Net assets	$1,260,904	$754,239	$437,070	$2,816,704	$1,007,559

Shares outstanding(a)	112,749	60,532	37,589	231,857	94,010

Net asset value	$11.18	$12.46	$11.63	$12.15	$10.72

Class R
Net assets	$5,744,871	$5,988,829	$6,142,944	$1,546,006	$21,494

Shares outstanding(a)	522,645	494,366	539,389	129,026	2,010

Net asset value	$10.99	$12.11	$11.39	$11.98	$10.69

(a)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	45

Statements of Operations	BlackRock LifePath® Smart Beta Funds

Year Ended October 31, 2017

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$423,592	$664,978	$747,718	$603,369	$482,758
Securities lending — affiliated — net	790	4,082	2,906	1,290	851
Net investment income allocated from the affiliated
Master Portfolios:
Income	13,164	20,937	15,513	11,315	6,287
Expenses	(1,028)	(1,677)	(1,816)	(1,026)	(751)

Total investment income	436,518	688,320	764,321	614,948	489,145

EXPENSES
Registration	64,750	65,469	65,336	65,061	64,763
Professional	63,878	40,019	44,177	44,568	51,060
Service and distribution — class specific	46,864	79,794	90,386	69,627	59,344
Transfer agent — class specific	21,548	31,543	32,536	25,626	26,500
Printing	29,612	26,982	33,151	37,500	39,022
Custodian	14,543	17,866	18,419	16,062	18,470
Accounting services	12,786	14,439	14,895	13,980	12,516
Administration	6,842	10,688	11,847	9,709	7,952
Officer and Trustees	9,108	7,621	22,378	7,591	9,150
Administration — class specific	3,219	5,039	5,575	4,567	3,743
Miscellaneous	15,806	15,952	15,956	15,892	16,672

Total expenses	288,956	315,412	354,656	310,183	309,192
Less:
Administration fees waived	(6,842)	(10,688)	(11,847)	(9,709)	(7,952)
Administration fees waived — class specific	(2,436)	(3,950)	(4,344)	(3,527)	(2,934)
Transfer agent fees waived and/or reimbursed — class specific	(9,689)	(13,080)	(12,932)	(8,576)	(13,285)
Expenses reimbursed by the Manager	(210,483)	(188,348)	(214,312)	(200,654)	(211,653)

Total expenses after fees waived and/or reimbursed	59,506	99,346	111,221	87,717	73,368

Net investment income	377,012	588,974	653,100	527,231	415,777

NET REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments — affiliated	5,172	(165,903)	(294,699)	(230,941)	(279,446)
Allocation from the affiliated Master Portfolios	162,670	357,046	301,224	382,968	180,437
Futures contracts	50,790	149,526	135,360	157,606	117,957

	218,632	340,669	141,885	309,633	18,948

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	1,241,783	2,572,482	3,474,204	3,147,591	2,922,921
Allocation from the affiliated Master Portfolios	(204,244)	(383,249)	(259,590)	(310,577)	(78,218)
Futures contracts	(43,207)	(85,982)	(77,362)	(85,077)	(68,207)

	994,332	2,103,251	3,137,252	2,751,937	2,776,496

Net realized and unrealized gain	1,212,964	2,443,920	3,279,137	3,061,570	2,795,444

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,589,976	$3,032,894	$3,932,237	$3,588,801	$3,211,221

See notes to financial statements.

46	FINANCIAL STATEMENTS

Statements of Operations (continued)	BlackRock LifePath® Smart Beta Funds
Year Ended October 31, 2017

	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund(a)

INVESTMENT INCOME
Dividends — affiliated	$375,786	$290,869	$303,746	$103,463	$12,884
Securities lending — affiliated — net	278	729	146	57	—
Net investment income allocated from the affiliated
Master Portfolios:
Income	3,197	2,507	2,535	701	—
Expenses	(538)	(398)	(380)	(106)	—

Total investment income	378,723	293,707	306,047	104,115	12,884

EXPENSES
Registration	64,766	64,767	65,028	65,701	233
Professional	48,078	50,426	51,664	45,974	36,965
Service and distribution — class specific	49,033	41,244	44,012	7,501	67
Transfer agent — class specific	23,379	21,872	30,612	5,109	—
Printing	37,785	38,015	37,538	33,723	36,000
Custodian	17,539	17,516	16,196	13,584	5,446
Accounting services	12,634	12,054	12,200	10,642	7,503
Administration	6,494	5,175	5,520	1,876	183
Officer and Trustees	9,099	9,064	9,080	8,955	6,556
Administration — class specific	3,058	2,436	2,598	885	87
Organization and Offering	—	—	—	—	106,157
Miscellaneous	16,477	16,442	16,454	15,089	4,862

Total expenses	288,342	279,011	290,902	209,039	204,059
Less:
Administration fees waived	(6,494)	(5,175)	(5,520)	(1,876)	(183)
Administration fees waived — class specific	(2,405)	(1,885)	(1,979)	(815)	(81)
Transfer agent fees waived and/or reimbursed — class specific	(12,198)	(12,530)	(20,580)	(3,707)	—
Expenses reimbursed by the Manager	(206,378)	(208,284)	(208,160)	(193,668)	(203,722)

Total expenses after fees waived and/or reimbursed	60,867	51,137	54,663	8,973	73

Net investment income	317,856	242,570	251,384	95,142	12,811

NET REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments — affiliated	(225,543)	(314,649)	(321,055)	(112,660)	(62)
Allocation from the affiliated Master Portfolios	250,753	192,700	142,503	65,512	—
Futures contracts	123,724	109,017	126,427	30,280	—

	148,934	(12,932)	(52,125)	(16,868)	(62)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	2,444,403	2,210,076	2,351,537	796,114	58,961
Allocation from the affiliated Master Portfolios	(147,136)	(112,371)	(64,724)	(42,754)	—
Futures contracts	(61,257)	(45,566)	(55,640)	(10,347)	—

	2,236,010	2,052,139	2,231,173	743,013	58,961

Net realized and unrealized gain	2,384,944	2,039,207	2,179,048	726,145	58,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,702,800	$2,281,777	$2,430,432	$821,287	$71,710

(a)	For the period May 31, 2017 (Commencement of Operations) to October 31, 2017.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	47

Statements of Changes in Net Assets	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta Retirement Fund		BlackRock LifePath® Smart Beta 2020 Fund
	Year Ended October 31,		Year Ended October 31,
	2017	2016	2017	2016

DECREASE IN NET ASSETS

OPERATIONS
Net investment income	$377,012	$338,103	$588,974	$442,811
Net realized gain (loss)	218,632	(90,713)	340,669	161,165
Net change in unrealized appreciation (depreciation)	994,332	342,477	2,103,251	248,389

Net increase in net assets resulting from operations	1,589,976	589,867	3,032,894	852,365

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(25,458)	(30,665)	(1,859)	(1,197)
Investor A	(201,450)	(310,201)	(293,936)	(356,639)
Class K	(18,322)	(22,072)	(18,568)	(29,419)
Class R	(79,770)	(144,267)	(135,638)	(187,748)
From net realized gain:
Institutional	—	(41,856)	(234)	(2,739)
Investor A	—	(486,744)	(39,808)	(947,671)
Class K	—	(29,776)	(2,091)	(64,105)
Class R	—	(248,104)	(22,240)	(558,135)

Decrease in net assets resulting from distributions to shareholders	(325,000)	(1,313,685)	(514,374)	(2,147,653)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(3,137,051)	(2,055,062)	(3,770,129)	(4,319,503)

NET ASSETS
Total decrease in net assets	(1,872,075)	(2,778,880)	(1,251,609)	(5,614,791)
Beginning of year	17,459,384	20,238,264	26,859,637	32,474,428

End of year	$15,587,309	$17,459,384	$25,608,028	$26,859,637

Undistributed net investment income, end of year	$154,215	$93,512	$311,521	$160,071

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

48	FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2025 Fund		BlackRock LifePath® Smart Beta 2030 Fund
	Year Ended October 31,		Year Ended October 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$653,100	$348,976	$527,231	$285,472
Net realized gain	141,885	214,119	309,633	233,611
Net change in unrealized appreciation (depreciation)	3,137,252	165,648	2,751,937	42,333

Net increase in net assets resulting from operations	3,932,237	728,743	3,588,801	561,416

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,332)	(575)	(5,697)	(2,703)
Investor A	(242,208)	(233,429)	(207,539)	(255,615)
Class K	(34,259)	(35,155)	(44,209)	(35,890)
Class R	(152,203)	(130,843)	(92,555)	(130,793)
From net realized gain:
Institutional	(677)	(2,358)	(3,531)	(10,823)
Investor A	(143,511)	(1,085,319)	(152,187)	(1,238,861)
Class K	(16,738)	(129,953)	(26,271)	(138,934)
Class R	(104,768)	(737,180)	(85,146)	(720,646)

Decrease in net assets resulting from distributions to shareholders	(695,696)	(2,354,812)	(617,135)	(2,534,265)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(618,765)	1,172,212	(652,620)	(2,803,552)

NET ASSETS
Total increase (decrease) in net assets	2,617,776	(453,857)	2,319,046	(4,776,401)
Beginning of year	27,676,327	28,130,184	22,415,319	27,191,720

End of year	$30,294,103	$27,676,327	$24,734,365	$22,415,319

Undistributed net investment income, end of year	$413,258	$181,766	$302,039	$119,786

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	49

Statements of Changes in Net Assets (continued)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2035 Fund		BlackRock LifePath® Smart Beta 2040 Fund
	Year Ended October 31,		Year Ended October 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$415,777	$183,156	$317,856	$142,250
Net realized gain	18,948	322,981	148,934	302,142
Net change in unrealized appreciation (depreciation)	2,776,496	(52,171)	2,236,010	(128,064)

Net increase in net assets resulting from operations	3,211,221	453,966	2,702,800	316,328

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,299)	(1,625)	(1,476)	(1,884)
Investor A	(128,063)	(165,329)	(97,853)	(142,149)
Class K	(32,428)	(26,791)	(19,924)	(24,636)
Class R	(88,211)	(96,255)	(55,748)	(106,332)
From net realized gain:
Institutional	(1,289)	(5,032)	(2,179)	(7,444)
Investor A	(152,003)	(617,450)	(176,316)	(702,522)
Class K	(30,238)	(79,012)	(27,524)	(92,098)
Class R	(123,392)	(416,593)	(135,050)	(562,834)

Decrease in net assets resulting from distributions to shareholders	(556,923)	(1,408,087)	(516,070)	(1,639,899)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,641,581)	94,932	(2,785,252)	(488,064)

NET ASSETS
Total increase (decrease) in net assets	1,012,717	(859,189)	(598,522)	(1,811,635)
Beginning of year	18,935,612	19,794,801	16,297,173	18,108,808

End of year	$19,948,329	$18,935,612	$15,698,651	$16,297,173

Undistributed net investment income, end of year	$233,254	$65,522	$177,989	$35,100

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

50	FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2045 Fund		BlackRock LifePath® Smart Beta 2050 Fund
	Year Ended October 31,		Year Ended October 31,
	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$242,570	$92,785	$251,384	$90,904
Net realized gain (loss)	(12,932)	263,530	(52,125)	233,650
Net change in unrealized appreciation (depreciation)	2,052,139	(122,850)	2,231,173	(87,973)

Net increase in net assets resulting from operations	2,281,777	233,465	2,430,432	236,581

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,255)	(1,169)	(2,986)	(2,642)
Investor A	(64,566)	(85,716)	(74,595)	(78,671)
Class K	(12,861)	(13,582)	(12,079)	(11,003)
Class R	(41,319)	(74,533)	(45,340)	(62,684)
From net realized gain:
Institutional	(2,013)	(4,600)	(4,328)	(10,238)
Investor A	(128,899)	(407,284)	(132,168)	(374,665)
Class K	(19,405)	(50,421)	(16,461)	(40,061)
Class R	(112,918)	(414,414)	(105,400)	(353,393)

Decrease in net assets resulting from distributions to shareholders	(383,236)	(1,051,719)	(393,357)	(933,357)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,212,978)	406,052	63,429	284,268

NET ASSETS
Total increase (decrease) in net assets	685,563	(412,202)	2,100,504	(412,508)
Beginning of year	12,729,672	13,141,874	12,386,293	12,798,801

End of year	$13,415,235	$12,729,672	$14,486,797	$12,386,293

Undistributed net investment income, end of year	$137,789	$15,209	$142,422	$26,026

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	51

Statements of Changes in Net Assets (continued)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2055 Fund		BlackRock LifePath® Smart Beta 2060 Fund
	Year Ended October 31,		Period 05/31/17 (b) to 10/31/17
	2017	2016

INCREASE IN NET ASSETS

OPERATIONS
Net investment income	$95,142	$32,055	$12,811
Net realized gain (loss)	(16,868)	62,984	(62)
Net change in unrealized appreciation (depreciation)	743,013	(3,593)	58,961

Net increase in net assets resulting from operations	821,287	91,446	71,710

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(332)	(347)	—
Investor A	(6,080)	(3,058)	—
Class K	(31,500)	(30,981)	—
Class R	(9,089)	(5,614)	—
From net realized gain:
Institutional	(447)	(1,990)	—
Investor A	(9,507)	(21,270)	—
Class K	(39,258)	(163,488)	—
Class R	(17,070)	(38,006)	—

Decrease in net assets resulting from distributions to shareholders	(113,283)	(264,754)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	542,718	954,505	1,000,750

NET ASSETS
Total increase in net assets	1,250,722	781,197	1,072,460
Beginning of period	3,761,948	2,980,751	—

End of period	$5,012,670	$3,761,948	$1,072,460

Undistributed net investment income, end of period	$62,038	$13,896	$12,849

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Commencement of operation.

See notes to financial statements.

52	FINANCIAL STATEMENTS

Financial Highlights (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta Retirement Fund
	Institutional
	Year Ended October 31,				Period 11/27/12 (a) to 10/31/13
	2017	2016	2015	2014
Net asset value, beginning of period	$9.98	$10.35	$11.33	$11.41	$10.72

Net investment income(b)	0.27	0.21	0.17	0.23	0.23
Net realized and unrealized gain	0.78	0.14	(0.18)	0.48	0.90

Net increase (decrease) from investment operations	1.05	0.35	(0.01)	0.71	1.13

Distributions:(c)
From net investment income	(0.23)	(0.30)	(0.39)	(0.27)	(0.18)
From net realized gain	—	(0.42)	(0.58)	(0.52)	(0.26)

Total distributions	(0.23)	(0.72)	(0.97)	(0.79)	(0.44)

Net asset value, end of period	$10.80	$9.98	$10.35	$11.33	$11.41

Total Return:(d)
Based on net asset value	10.78%	3.67%	(0.13)%	6.61%	10.93	%(f)

Ratios to Average Net Assets:
Total expenses(g)	1.55%	1.25%	1.53%	1.21%	1.69	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.08%	0.15%	0.12%	0.22%	0.31	%(h)

Net investment income(g)	2.60%	2.14%	1.58%	2.09%	2.58	%(h)

Supplemental Data:
Net assets, end of period (000)	$1,666	$1,072	$991	$119	$51

Portfolio turnover rate	125%	34%	41%	42%	97	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.22%	0.60%	0.54%	0.42%	0.28%

(h)	Annualized.
(i)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	53

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta Retirement Fund
	Investor A
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.89	$10.25	$11.23	$11.32	$10.63

Net investment income(a)	0.25	0.18	0.15	0.21	0.24
Net realized and unrealized gain (loss)	0.76	0.14	(0.19)	0.47	0.85

Net increase (decrease) from investment operations	1.01	0.32	(0.04)	0.68	1.09

Distributions:(b)
From net investment income	(0.20)	(0.26)	(0.36)	(0.25)	(0.14)
From net realized gain	—	(0.42)	(0.58)	(0.52)	(0.26)

Total distributions	(0.20)	(0.68)	(0.94)	(0.77)	(0.40)

Net asset value, end of year	$10.70	$9.89	$10.25	$11.23	$11.32

Total Return:(c)
Based on net asset value	10.41%	3.39%	(0.42)%	6.38%	10.59%

Ratios to Average Net Assets
Total expenses(d)	1.74%	1.63%	1.63%	1.27%	1.58%

Total expenses after fees waived and/or reimbursed(d)	0.34%	0.44%	0.42%	0.47%	0.56%

Net investment income(d)	2.40%	1.83%	1.43%	1.92%	2.22%

Supplemental Data:
Net assets, end of year (000)	$8,709	$10,138	$12,179	$17,321	$15,076

Portfolio turnover rate	125%	34%	41%	42%	97%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.22%	0.60%	0.54%	0.42%	0.28%

See notes to financial statements.

54	FINANCIAL HIGHLIGHTS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta Retirement Fund
	Class K(a)
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.99	$10.35	$11.34	$11.42	$10.72

Net investment income(b)	0.26	0.21	0.19	0.25	0.26
Net realized and unrealized gain (loss)	0.79	0.15	(0.20)	0.47	0.88

Net increase (decrease) from investment operations	1.05	0.36	(0.01)	0.72	1.14

Distributions:(c)
From net investment income	(0.24)	(0.30)	(0.40)	(0.28)	(0.18)
From net realized gain	—	(0.42)	(0.58)	(0.52)	(0.26)

Total distributions	(0.24)	(0.72)	(0.98)	(0.80)	(0.44)

Net asset value, end of year	$10.80	$9.99	$10.35	$11.34	$11.42

Total Return:(d)
Based on net asset value	10.73%	3.81%	(0.13)%	6.74%	11.03%

Ratios to Average Net Assets:
Total expenses(e)	1.52%	1.28%	1.29%	0.92%	1.30%

Total expenses after fees waived and/or reimbursed(e)	0.01%	0.09%	0.07%	0.12%	0.20%

Net investment income(e)	2.55%	2.15%	1.75%	2.26%	2.45%

Supplemental Data:
Net assets, end of year (000)	$726	$806	$752	$608	$521

Portfolio turnover rate	125%	34%	41%	42%	97%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.22%	0.60%	0.54%	0.42%	0.28%

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	55

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta Retirement Fund
	Class R
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.88	$10.24	$11.23	$11.31	$10.62

Net investment income(a)	0.22	0.15	0.12	0.19	0.22
Net realized and unrealized gain (loss)	0.77	0.15	(0.19)	0.46	0.85

Net increase (decrease) from investment operations	0.99	0.30	(0.07)	0.65	1.07

Distributions:(b)
From net investment income	(0.17)	(0.24)	(0.34)	(0.21)	(0.12)
From net realized gain	—	(0.42)	(0.58)	(0.52)	(0.26)

Total distributions	(0.17)	(0.66)	(0.92)	(0.73)	(0.38)

Net asset value, end of year	$10.70	$9.88	$10.24	$11.23	$11.31

Total Return:(c)
Based on net asset value	10.14%	3.14%	(0.66)%	6.12%	10.42%

Ratios to Average Net Assets
Total expenses(d)	2.05%	1.94%	1.95%	1.56%	1.86%

Total expenses after fees waived and/or reimbursed(d)	0.58%	0.68%	0.66%	0.71%	0.80%

Net investment income(d)	2.14%	1.58%	1.17%	1.67%	2.06%

Supplemental Data:
Net assets, end of year (000)	$4,486	$5,444	$6,317	$6,169	$5,983

Portfolio turnover rate	125%	34%	41%	42%	97%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.22%	0.60%	0.54%	0.42%	0.28%

See notes to financial statements.

56	FINANCIAL HIGHLIGHTS

Financial Highlights (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2020 Fund
	Institutional
	Year Ended October 31,				Period 11/27/12 (a) to 10/31/13
	2017	2016	2015	2014
Net asset value, beginning of period	$10.09	$10.47	$11.23	$11.47	$10.57

Net investment income(b)	0.24	0.15	0.18	0.21	0.10
Net realized and unrealized gain (loss)	1.08	0.19	(0.17)	0.53	1.23

Net increase from investment operations	1.32	0.34	0.01	0.74	1.33

Distributions:(c)
From net investment income	(0.21)	(0.22)	(0.29)	(0.32)	(0.17)
From net realized gain	(0.03)	(0.50)	(0.48)	(0.66)	(0.26)

Total distributions	(0.24)	(0.72)	(0.77)	(0.98)	(0.43)

Net asset value, end of period	$11.17	$10.09	$10.47	$11.23	$11.47

Total Return:(d)
Based on net asset value	13.27%	3.52%	0.11%	6.90%	13.05	%(e)

Ratios to Average Net Assets:
Total expenses(f)	1.07%	1.08%	1.08%	0.95%	1.85	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.10%	0.20%	0.17%	0.21%	0.30	%(g)

Net investment income(f)	2.26%	1.56%	1.69%	1.85%	2.54	%(g)

Supplemental Data:
Net assets, end of period (000)	$299	$271	$58	$157	$83

Portfolio turnover rate	133%	30%	45%	41%	91	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.23%	0.57%	0.54%	0.46%	0.34%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	57

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2020 Fund
	Investor A
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.99	$10.37	$11.15	$11.40	$10.49

Net investment income(a)	0.25	0.15	0.13	0.19	0.23
Net realized and unrealized gain (loss)	1.03	0.16	(0.14)	0.51	1.07

Net increase (decrease) from investment operations	1.28	0.31	(0.01)	0.70	1.30

Distributions:(b)
From net investment income	(0.19)	(0.19)	(0.29)	(0.29)	(0.13)
From net realized gain	(0.03)	(0.50)	(0.48)	(0.66)	(0.26)

Total distributions	(0.22)	(0.69)	(0.77)	(0.95)	(0.39)

Net asset value, end of year	$11.05	$9.99	$10.37	$11.15	$11.40

Total Return:(c)
Based on net asset value	13.03%	3.24%	(0.13)%	6.56%	12.83%

Ratios to Average Net Assets:
Total expenses(d)	1.20%	1.37%	1.11%	1.18%	1.42%

Total expenses after fees waived and/or reimbursed(d)	0.34%	0.45%	0.42%	0.46%	0.54%

Net investment income(d)	2.42%	1.55%	1.27%	1.68%	2.10%

Supplemental Data:
Net assets, end of year (000)	$15,512	$15,719	$19,402	$22,144	$16,884

Portfolio turnover rate	133%	30%	45%	41%	91%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.23%	0.57%	0.54%	0.46%	0.34%

See notes to financial statements.

58	FINANCIAL HIGHLIGHTS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2020 Fund
	Class K(a)
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.09	$10.46	$11.25	$11.48	$10.57

Net investment income(b)	0.27	0.19	0.17	0.22	0.26
Net realized and unrealized gain (loss)	1.05	0.17	(0.16)	0.54	1.08

Net increase from investment operations	1.32	0.36	0.01	0.76	1.34

Distributions:(c)
From net investment income	(0.23)	(0.23)	(0.32)	(0.33)	(0.17)
From net realized gain	(0.03)	(0.50)	(0.48)	(0.66)	(0.26)

Total distributions	(0.26)	(0.73)	(0.80)	(0.99)	(0.43)

Net asset value, end of year	$11.15	$10.09	$10.46	$11.25	$11.48

Total Return:(d)
Based on net asset value	13.33%	3.74%	0.11%	7.04%	13.16%

Ratios to Average Net Assets:
Total expenses(e)	0.93%	0.97%	0.75%	0.80%	1.09%

Total expenses after fees waived and/or reimbursed(e)	0.01%	0.10%	0.07%	0.11%	0.18%

Net investment income(e)	2.56%	1.88%	1.61%	2.01%	2.43%

Supplemental Data:
Net assets, end of year (000)	$1,689	$1,115	$1,585	$1,396	$946

Portfolio turnover rate	133%	30%	45%	41%	91%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.23%	0.57%	0.54%	0.46%	0.34%

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	59

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2020 Fund
	Class R
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.89	$10.27	$11.06	$11.30	$10.41

Net investment income(a)	0.22	0.13	0.11	0.16	0.20
Net realized and unrealized gain (loss)	1.02	0.16	(0.16)	0.52	1.06

Net increase (decrease) from investment operations	1.24	0.29	(0.05)	0.68	1.26

Distributions:(b)
From net investment income	(0.16)	(0.17)	(0.26)	(0.26)	(0.11)
From net realized gain	(0.03)	(0.50)	(0.48)	(0.66)	(0.26)

Total distributions	(0.19)	(0.67)	(0.74)	(0.92)	(0.37)

Net asset value, end of year	$10.94	$9.89	$10.27	$11.06	$11.30

Total Return:(c)
Based on net asset value	12.68%	3.06%	(0.45)%	6.39%	12.50%

Ratios to Average Net Assets:
Total expenses(d)	1.43%	1.59%	1.38%	1.40%	1.65%

Total expenses after fees waived and/or reimbursed(d)	0.59%	0.69%	0.66%	0.70%	0.78%

Net investment income(d)	2.17%	1.31%	1.02%	1.46%	1.91%

Supplemental Data:
Net assets, end of year (000)	$8,107	$9,755	$11,429	$9,577	$8,991

Portfolio turnover rate	133%	30%	45%	41%	91%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.23%	0.57%	0.54%	0.46%	0.34%

See notes to financial statements.

60	FINANCIAL HIGHLIGHTS

Financial Highlights (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2025 Fund
	Institutional
	Year Ended October 31,				Period 11/27/12 (a) to 10/31/13
	2017	2016	2015	2014
Net asset value, beginning of period	$9.95	$10.57	$11.51	$11.26	$10.16

Net investment income(b)	0.29	0.15	0.19	0.18	0.16
Net realized and unrealized gain (loss)	1.22	0.14	(0.20)	0.70	1.29

Net increase (decrease) from investment operations	1.51	0.29	(0.01)	0.88	1.45

Distributions:(c)
From net investment income	(0.19)	(0.18)	(0.32)	(0.26)	(0.16)
From net realized gain	(0.10)	(0.73)	(0.61)	(0.37)	(0.19)

Total distributions	(0.29)	(0.91)	(0.93)	(0.63)	(0.35)

Net asset value, end of period	$11.17	$9.95	$10.57	$11.51	$11.26

Total Return:(d)
Based on net asset value	15.60%	3.06%	(0.16)%	8.05%	14.89	%(e)

Ratios to Average Net Assets:
Total expenses(f)	1.13%	1.29%	0.84%	0.88%	1.84	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.11%	0.19%	0.15%	0.20%	0.30	%(g)

Net investment income(f)	2.80%	1.52%	1.72%	1.62%	2.38	%(g)

Supplemental Data:
Net assets, end of period (000)	$73	$68	$34	$437	$30

Portfolio turnover rate	130%	36%	57%	49%	83	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.23%	0.61%	0.59%	0.47%	0.37%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	61

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2025 Fund
	Investor A
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.87	$10.50	$11.44	$11.20	$10.09

Net investment income(a)	0.25	0.13	0.13	0.18	0.20
Net realized and unrealized gain (loss)	1.24	0.13	(0.17)	0.66	1.23

Net increase (decrease) from investment operations	1.49	0.26	(0.04)	0.84	1.43

Distributions:(b)
From net investment income	(0.17)	(0.16)	(0.29)	(0.23)	(0.13)
From net realized gain	(0.10)	(0.73)	(0.61)	(0.37)	(0.19)

Total distributions	(0.27)	(0.89)	(0.90)	(0.60)	(0.32)

Net asset value, end of year	$11.09	$9.87	$10.50	$11.44	$11.20

Total Return:(c)
Based on net asset value	15.40%	2.76%	(0.43)%	7.79%	14.60%

Ratios to Average Net Assets:
Total expenses(d)	1.20%	1.35%	1.20%	1.22%	1.45%

Total expenses after fees waived and/or reimbursed(d)	0.34%	0.44%	0.42%	0.47%	0.54%

Net investment income(d)	2.42%	1.33%	1.17%	1.63%	1.89%

Supplemental Data:
Net assets, end of year (000)	$17,126	$14,228	$15,324	$16,970	$17,803

Portfolio turnover rate	130%	36%	57%	49%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.23%	0.61%	0.59%	0.47%	0.37%

See notes to financial statements.

62	FINANCIAL HIGHLIGHTS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2025 Fund
	Class K(a)
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.96	$10.59	$11.53	$11.28	$10.16

Net investment income(b)	0.28	0.16	0.15	0.22	0.23
Net realized and unrealized gain (loss)	1.24	0.14	(0.15)	0.66	1.24

Net increase from investment operations	1.52	0.30	0.00	0.88	1.47

Distributions:(c)
From net investment income	(0.20)	(0.20)	(0.33)	(0.26)	(0.16)
From net realized gain	(0.10)	(0.73)	(0.61)	(0.37)	(0.19)

Total distributions	(0.30)	(0.93)	(0.94)	(0.63)	(0.35)

Net asset value, end of year	$11.18	$9.96	$10.59	$11.53	$11.28

Total Return:(d)
Based on net asset value	15.67%	3.16%	(0.06)%	8.14%	14.99%

Ratios to Average Net Assets:
Total expenses(e)	0.88%	0.97%	0.84%	0.88%	1.21%

Total expenses after fees waived and/or reimbursed(e)	0.01%	0.09%	0.07%	0.12%	0.18%

Net investment income(e)	2.63%	1.63%	1.36%	1.94%	2.19%

Supplemental Data:
Net assets, end of year (000)	$2,444	$2,651	$1,860	$570	$478

Portfolio turnover rate	130%	36%	57%	49%	83%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.23%	0.61%	0.59%	0.47%	0.37%

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	63

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2025 Fund
	Class R
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.79	$10.41	$11.36	$11.12	$10.03

Net investment income(a)	0.23	0.11	0.10	0.15	0.18
Net realized and unrealized gain (loss)	1.21	0.13	(0.17)	0.66	1.21

Net increase (decrease) from investment operations	1.44	0.24	(0.07)	0.81	1.39

Distributions:(b)
From net investment income	(0.14)	(0.13)	(0.27)	(0.20)	(0.11)
From net realized gain	(0.10)	(0.73)	(0.61)	(0.37)	(0.19)

Total distributions	(0.24)	(0.86)	(0.88)	(0.57)	(0.30)

Net asset value, end of year	$10.99	$9.79	$10.41	$11.36	$11.12

Total Return:(c)
Based on net asset value	15.05%	2.60%	(0.69)%	7.58%	14.23%

Ratios to Average Net Assets:
Total expenses(d)	1.47%	1.64%	1.48%	1.46%	1.72%

Total expenses after fees waived and/or reimbursed(d)	0.58%	0.68%	0.66%	0.71%	0.77%

Net investment income(d)	2.18%	1.09%	0.95%	1.31%	1.71%

Supplemental Data:
Net assets, end of year (000)	$10,651	$10,730	$10,912	$12,898	$8,411

Portfolio turnover rate	130%	36%	57%	49%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.23%	0.61%	0.59%	0.47%	0.37%

See notes to financial statements.

64	FINANCIAL HIGHLIGHTS

Financial Highlights (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2030 Fund
	Institutional
	Year Ended October 31,				Period 11/27/12 (a) to 10/31/13
	2017	2016	2015	2014
Net asset value, beginning of period	$9.44	$10.17	$11.03	$11.18	$9.96

Net investment income(b)	0.26	0.12	0.15	0.18	0.11
Net realized and unrealized gain (loss)	1.34	0.11	(0.14)	0.63	1.49

Net increase from investment operations	1.60	0.23	0.01	0.81	1.60

Distributions:(c)
From net investment income	(0.19)	(0.19)	(0.25)	(0.28)	(0.16)
From net realized gain	(0.12)	(0.77)	(0.62)	(0.68)	(0.22)

Total distributions	(0.31)	(0.96)	(0.87)	(0.96)	(0.38)

Net asset value, end of period	$10.73	$9.44	$10.17	$11.03	$11.18

Total Return:(d)
Based on net asset value	17.34%	2.64%	0.07%	7.65%	16.81	%(e)

Ratios to Average Net Assets:
Total expenses(f)	1.07%	1.16%	1.06%	1.09%	1.92	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.10%	0.19%	0.17%	0.22%	0.28	%(g)

Net investment income(f)	2.57%	1.26%	1.47%	1.64%	2.30	%(g)

Supplemental Data:
Net assets, end of period (000)	$423	$286	$91	$110	$39

Portfolio turnover rate	128%	34%	67%	66%	92	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.24%	0.65%	0.61%	0.50%	0.42%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	65

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2030 Fund
	Investor A
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.34	$10.07	$10.93	$11.08	$9.87

Net investment income(a)	0.23	0.11	0.12	0.16	0.19
Net realized and unrealized gain (loss)	1.34	0.09	(0.13)	0.63	1.36

Net increase (decrease) from investment operations	1.57	0.20	(0.01)	0.79	1.55

Distributions:(b)
From net investment income	(0.16)	(0.16)	(0.23)	(0.26)	(0.12)
From net realized gain	(0.12)	(0.77)	(0.62)	(0.68)	(0.22)

Total distributions	(0.28)	(0.93)	(0.85)	(0.94)	(0.34)

Net asset value, end of year	$10.63	$9.34	$10.07	$10.93	$11.08

Total Return:(c)
Based on net asset value	17.16%	2.30%	(0.19)%	7.46%	16.28%

Ratios to Average Net Assets:
Total expenses(d)	1.32%	1.39%	1.20%	1.18%	1.41%

Total expenses after fees waived and/or reimbursed(d)	0.34%	0.43%	0.42%	0.47%	0.52%

Net investment income(d)	2.36%	1.18%	1.16%	1.46%	1.83%

Supplemental Data:
Net assets, end of year (000)	$15,564	$12,222	$16,084	$20,020	$17,115

Portfolio turnover rate	128%	34%	67%	66%	92%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.24%	0.65%	0.61%	0.50%	0.42%

See notes to financial statements.

66	FINANCIAL HIGHLIGHTS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2030 Fund
	Class K(a)
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.45	$10.18	$11.05	$11.19	$9.96

Net investment income(b)	0.28	0.14	0.14	0.20	0.21
Net realized and unrealized gain (loss)	1.34	0.10	(0.13)	0.63	1.40

Net increase from investment operations	1.62	0.24	0.01	0.83	1.61

Distributions:(c)
From net investment income	(0.20)	(0.20)	(0.26)	(0.29)	(0.16)
From net realized gain	(0.12)	(0.77)	(0.62)	(0.68)	(0.22)

Total distributions	(0.32)	(0.97)	(0.88)	(0.97)	(0.38)

Net asset value, end of year	$10.75	$9.45	$10.18	$11.05	$11.19

Total Return:(d)
Based on net asset value	17.52%	2.71%	0.07%	7.80%	16.80%

Ratios to Average Net Assets:
Total expenses(e)	0.92%	1.03%	0.85%	0.83%	1.09%

Total expenses after fees waived and/or reimbursed(e)	0.00%	0.08%	0.07%	0.12%	0.16%

Net investment income(e)	2.84%	1.48%	1.37%	1.80%	2.08%

Supplemental Data:
Net assets, end of year (000)	$1,587	$2,492	$1,751	$1,143	$1,021

Portfolio turnover rate	128%	34%	67%	66%	92%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.24%	0.65%	0.61%	0.50%	0.42%

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	67

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2030 Fund
	Class R
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.28	$10.01	$10.88	$11.02	$9.82

Net investment income(a)	0.20	0.08	0.09	0.13	0.18
Net realized and unrealized gain (loss)	1.34	0.10	(0.14)	0.63	1.34

Net increase (decrease) from investment operations	1.54	0.18	(0.05)	0.76	1.52

Distributions:(b)
From net investment income	(0.13)	(0.14)	(0.20)	(0.22)	(0.10)
From net realized gain	(0.12)	(0.77)	(0.62)	(0.68)	(0.22)

Total distributions	(0.25)	(0.91)	(0.82)	(0.90)	(0.32)

Net asset value, end of year	$10.57	$9.28	$10.01	$10.88	$11.02

Total Return:(c)
Based on net asset value	16.87%	2.10%	(0.56)%	7.26%	16.01%

Ratios to Average Net Assets:
Total expenses(d)	1.57%	1.64%	1.46%	1.43%	1.69%

Total expenses after fees waived and/or reimbursed(d)	0.59%	0.67%	0.66%	0.71%	0.76%

Net investment income(d)	2.07%	0.91%	0.90%	1.19%	1.80%

Supplemental Data:
Net assets, end of year (000)	$7,160	$7,415	$9,265	$9,567	$7,634

Portfolio turnover rate	128%	34%	67%	66%	92%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.24%	0.65%	0.61%	0.50%	0.42%

See notes to financial statements.

68	FINANCIAL HIGHLIGHTS

Financial Highlights (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2035 Fund
	Institutional
	Year Ended October 31,				Period 11/27/12(a) to 10/31/13
	2017	2016	2015	2014
Net asset value, beginning of period	$9.96	$10.49	$11.26	$11.34	$10.07

Net investment income(b)	0.30	0.11	0.15	0.16	0.13
Net realized and unrealized gain (loss)	1.56	0.11	(0.22)	0.72	1.60

Net increase (decrease) from investment operations	1.86	0.22	(0.07)	0.88	1.73

Distributions:(c)
From net investment income	(0.17)	(0.18)	(0.21)	(0.23)	(0.22)
From net realized gain	(0.17)	(0.57)	(0.49)	(0.73)	(0.24)

Total distributions	(0.34)	(0.75)	(0.70)	(0.96)	(0.46)

Net asset value, end of period	$11.48	$9.96	$10.49	$11.26	$11.34

Total Return:(d)
Based on net asset value	19.20%	2.40%	(0.77)%	8.17%	18.13	%(e)

Ratios to Average Net Assets:
Total expenses(f)	1.56%	1.35%	1.18%	1.40%	2.35	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.10%	0.18%	0.18%	0.22%	0.26	%(g)

Net investment income(f)	2.84%	1.14%	1.37%	1.47%	2.20	%(g)

Supplemental Data:
Net assets, end of period (000)	$43	$76	$41	$102	$30

Portfolio turnover rate	128%	37%	75%	61%	104	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.24%	0.68%	0.64%	0.50%	0.46%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	69

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2035 Fund
	Investor A
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.86	$10.39	$11.16	$11.25	$9.97

Net investment income(a)	0.24	0.10	0.11	0.15	0.18
Net realized and unrealized gain (loss)	1.57	0.09	(0.21)	0.69	1.52

Net increase (decrease) from investment operations	1.81	0.19	(0.10)	0.84	1.70

Distributions:(b)
From net investment income	(0.14)	(0.15)	(0.18)	(0.20)	(0.18)
From net realized gain	(0.17)	(0.57)	(0.49)	(0.73)	(0.24)

Total distributions	(0.31)	(0.72)	(0.67)	(0.93)	(0.42)

Net asset value, end of year	$11.36	$9.86	$10.39	$11.16	$11.25

Total Return:(c)
Based on net asset value	18.85%	2.10%	(1.05)%	7.94%	17.66%

Ratios to Average Net Assets:
Total expenses(d)	1.60%	1.54%	1.38%	1.47%	2.08%

Total expenses after fees waived and/or reimbursed(d)	0.34%	0.43%	0.42%	0.47%	0.51%

Net investment income(d)	2.30%	0.99%	1.05%	1.35%	1.74%

Supplemental Data:
Net assets, end of year (000)	$9,853	$8,783	$11,053	$11,926	$8,329

Portfolio turnover rate	128%	37%	75%	61%	104%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.24%	0.68%	0.64%	0.50%	0.46%

See notes to financial statements.

70	FINANCIAL HIGHLIGHTS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2035 Fund
	Class K(a)
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.97	$10.49	$11.27	$11.35	$10.07

Net investment income(b)	0.27	0.12	0.14	0.19	0.20
Net realized and unrealized gain (loss)	1.59	0.12	(0.22)	0.70	1.54

Net increase (decrease) from investment operations	1.86	0.24	(0.08)	0.89	1.74

Distributions:(c)
From net investment income	(0.18)	(0.19)	(0.21)	(0.24)	(0.22)
From net realized gain	(0.17)	(0.57)	(0.49)	(0.73)	(0.24)

Total distributions	(0.35)	(0.76)	(0.70)	(0.97)	(0.46)

Net asset value, end of year	$11.48	$9.97	$10.49	$11.27	$11.35

Total Return:(d)
Based on net asset value	19.20%	2.60%	(0.80)%	8.27%	18.01%

Ratios to Average Net Assets:
Total expenses(e)	1.23%	1.11%	0.99%	1.09%	1.70%

Total expenses after fees waived and/or reimbursed(e)	0.00%	0.08%	0.07%	0.12%	0.15%

Net investment income(e)	2.51%	1.21%	1.29%	1.74%	1.93%

Supplemental Data:
Net assets, end of year (000)	$1,989	$2,739	$1,327	$878	$719

Portfolio turnover rate	128%	37%	75%	61%	104%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.24%	0.68%	0.64%	0.50%	0.46%

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	71

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2035 Fund
	Class R
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.77	$10.30	$11.08	$11.18	$9.92

Net investment income(a)	0.21	0.07	0.09	0.12	0.16
Net realized and unrealized gain (loss)	1.56	0.10	(0.22)	0.69	1.50

Net increase (decrease) from investment operations	1.77	0.17	(0.13)	0.81	1.66

Distributions:(b)
From net investment income	(0.12)	(0.13)	(0.16)	(0.18)	(0.16)
From net realized gain	(0.17)	(0.57)	(0.49)	(0.73)	(0.24)

Total distributions	(0.29)	(0.70)	(0.65)	(0.91)	(0.40)

Net asset value, end of year	$11.25	$9.77	$10.30	$11.08	$11.18

Total Return:(c)
Based on net asset value	18.56%	1.89%	(1.28)%	7.65%	17.30%

Ratios to Average Net Assets:
Total expenses(d)	1.85%	1.78%	1.67%	1.72%	2.36%

Total expenses after fees waived and/or reimbursed(d)	0.57%	0.67%	0.66%	0.71%	0.75%

Net investment income(d)	2.04%	0.74%	0.86%	1.08%	1.53%

Supplemental Data:
Net assets, end of year (000)	$8,064	$7,338	$7,374	$8,060	$4,797

Portfolio turnover rate	128%	37%	75%	61%	104%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.24%	0.68%	0.64%	0.50%	0.46%

See notes to financial statements.

72	FINANCIAL HIGHLIGHTS

Financial Highlights (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2040 Fund
	Institutional
	Year Ended October 31,				Period 11/27/12(a) to 10/31/13
	2017	2016	2015	2014
Net asset value, beginning of period	$9.70	$10.44	$11.52	$11.48	$9.96

Net investment income(b)	0.25	0.11	0.14	0.18	0.12
Net realized and unrealized gain (loss)	1.60	0.10	(0.19)	0.75	1.76

Net increase (decrease) from investment operations	1.85	0.21	(0.05)	0.93	1.88

Distributions:(c)
From net investment income	(0.15)	(0.19)	(0.23)	(0.24)	(0.20)
From net realized gain	(0.22)	(0.76)	(0.80)	(0.65)	(0.16)

Total distributions	(0.37)	(0.95)	(1.03)	(0.89)	(0.36)

Net asset value, end of period	$11.18	$9.70	$10.44	$11.52	$11.48

Total Return:(d)
Based on net asset value	19.65%	2.33%	(0.61)%	8.49%	19.72	%(e)

Ratios to Average Net Assets:
Total expenses(f)	1.76%	1.49%	1.20%	1.26%	1.94	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.10%	0.17%	0.17%	0.22%	0.26	%(g)

Net investment income(f)	2.39%	1.10%	1.31%	1.56%	1.81	%(g)

Supplemental Data:
Net assets, end of period (000)	$92	$96	$102	$120	$88

Portfolio turnover rate	136%	35%	93%	57%	102	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.24%	0.73%	0.69%	0.54%	0.48%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	73

Financial Highlights (continued)	BlackRock LifePath® Smart Beta Funds

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund
	Investor A
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.59	$10.32	$11.40	$11.37	$9.86

Net investment income(a)	0.22	0.08	0.11	0.15	0.18
Net realized and unrealized gain (loss)	1.58	0.10	(0.19)	0.75	1.65

Net increase (decrease) from investment operations	1.80	0.18	(0.08)	0.90	1.83

Distributions:(b)
From net investment income	(0.12)	(0.15)	(0.20)	(0.22)	(0.16)
From net realized gain	(0.22)	(0.76)	(0.80)	(0.65)	(0.16)

Total distributions	(0.34)	(0.91)	(1.00)	(0.87)	(0.32)

Net asset value, end of year	$11.05	$9.59	$10.32	$11.40	$11.37

Total Return:(c)
Based on net asset value	19.33%	2.05%	(0.87)%	8.25%	19.08%

Ratios to Average Net Assets:
Total expenses(d)	1.84%	1.64%	1.36%	1.41%	1.80%

Total expenses after fees waived and/or reimbursed(d)	0.34%	0.42%	0.42%	0.47%	0.51%

Net investment income(d)	2.16%	0.88%	1.06%	1.36%	1.68%

Supplemental Data:
Net assets, end of year (000)	$8,601	$7,945	$9,543	$13,008	$11,640

Portfolio turnover rate	136%	35%	93%	57%	102%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.24%	0.73%	0.69%	0.54%	0.48%

See notes to financial statements.

74	FINANCIAL HIGHLIGHTS

Financial Highlights (continued)	BlackRock LifePath® Smart Beta Funds

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund
	Class K(a)
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.70	$10.45	$11.53	$11.48	$9.96

Net investment income(b)	0.25	0.11	0.14	0.18	0.24
Net realized and unrealized gain (loss)	1.61	0.10	(0.18)	0.77	1.64

Net increase (decrease) from investment operations	1.86	0.21	(0.04)	0.95	1.88

Distributions:(c)
From net investment income	(0.16)	(0.20)	(0.24)	(0.25)	(0.20)
From net realized gain	(0.22)	(0.76)	(0.80)	(0.65)	(0.16)

Total distributions	(0.38)	(0.96)	(1.04)	(0.90)	(0.36)

Net asset value, end of year	$11.18	$9.70	$10.45	$11.53	$11.48

Total Return:(d)
Based on net asset value	19.77%	2.34%	(0.51)%	8.66%	19.49%

Ratios to Average Net Assets:
Total expenses(e)	1.44%	1.21%	0.97%	1.01%	1.46%

Total expenses after fees waived and/or reimbursed(e)	0.00%	0.07%	0.07%	0.12%	0.15%

Net investment income(e)	2.42%	1.15%	1.33%	1.61%	2.21%

Supplemental Data:
Net assets, end of year (000)	$1,261	$1,850	$1,162	$847	$468

Portfolio turnover rate	136%	35%	93%	57%	102%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.24%	0.73%	0.69%	0.54%	0.48%

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	75

Financial Highlights (continued)	BlackRock LifePath® Smart Beta Funds

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund
	Class R
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.53	$10.28	$11.36	$11.32	$9.83

Net investment income(a)	0.19	0.06	0.09	0.12	0.16
Net realized and unrealized gain (loss)	1.58	0.09	(0.19)	0.76	1.63

Net increase (decrease) from investment operations	1.77	0.15	(0.10)	0.88	1.79

Distributions:(b)
From net investment income	(0.09)	(0.14)	(0.18)	(0.19)	(0.14)
From net realized gain	(0.22)	(0.76)	(0.80)	(0.65)	(0.16)

Total distributions	(0.31)	(0.90)	(0.98)	(0.84)	(0.30)

Net asset value, end of year	$10.99	$9.53	$10.28	$11.36	$11.32

Total Return:(c)
Based on net asset value	19.06%	1.73%	(1.09)%	8.06%	18.71%

Ratios to Average Net Assets:
Total expenses(d)	2.06%	1.88%	1.64%	1.67%	2.10%

Total expenses after fees waived and/or reimbursed(d)	0.58%	0.66%	0.66%	0.71%	0.75%

Net investment income(d)	1.90%	0.63%	0.83%	1.07%	1.53%

Supplemental Data:
Net assets, end of year (000)	$5,745	$6,406	$7,303	$7,346	$5,786

Portfolio turnover rate	136%	35%	93%	57%	102%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.24%	0.73%	0.69%	0.54%	0.48%

See notes to financial statements.

76	FINANCIAL HIGHLIGHTS

Financial Highlights (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2045 Fund
	Institutional
	Year Ended October 31,				Period 11/27/12 (a) to 10/31/13
	2017	2016	2015	2014
Net asset value, beginning of period	$10.65	$11.36	$12.25	$12.14	$10.38

Net investment income(b)	0.27	0.11	0.16	0.19	0.14
Net realized and unrealized gain (loss)	1.89	0.10	(0.22)	0.78	1.95

Net increase (decrease) from investment operations	2.16	0.21	(0.06)	0.97	2.09

Distributions:(c)
From net investment income	(0.14)	(0.19)	(0.22)	(0.24)	(0.22)
From net realized gain	(0.23)	(0.73)	(0.61)	(0.62)	(0.11)

Total distributions	(0.37)	(0.92)	(0.83)	(0.86)	(0.33)

Net asset value, end of period	$12.44	$10.65	$11.36	$12.25	$12.14

Total Return:(d)
Based on net asset value	20.93%	2.09%	(0.59)%	8.31%	20.95	%(e)

Ratios to Average Net Assets:
Total expenses(f)	2.10%	1.70%	1.64%	1.96%	2.93	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.10%	0.17%	0.17%	0.22%	0.25	%(g)

Net investment income(f)	2.36%	1.03%	1.41%	1.61%	1.89	%(g)

Supplemental Data:
Net assets, end of period (000)	$118	$92	$71	$72	$73

Portfolio turnover rate	131%	32%	80%	72%	101	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.26%	0.70%	0.67%	0.54%	0.51%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	77

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2045 Fund
	Investor A
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.48	$11.19	$12.08	$11.99	$10.24

Net investment income(a)	0.23	0.08	0.13	0.15	0.18
Net realized and unrealized gain (loss)	1.87	0.09	(0.22)	0.78	1.86

Net increase (decrease) from investment operations	2.10	0.17	(0.09)	0.93	2.04

Distributions:(b)
From net investment income	(0.12)	(0.15)	(0.19)	(0.22)	(0.18)
From net realized gain	(0.23)	(0.73)	(0.61)	(0.62)	(0.11)

Total distributions	(0.35)	(0.88)	(0.80)	(0.84)	(0.29)

Net asset value, end of year	$12.23	$10.48	$11.19	$12.08	$11.99

Total Return:(c)
Based on net asset value	20.56%	1.81%	(0.84)%	8.02%	20.45%

Ratios to Average Net Assets:
Total expenses(d)	2.24%	1.98%	1.83%	2.00%	2.80%

Total expenses after fees waived and/or reimbursed(d)	0.34%	0.42%	0.42%	0.47%	0.50%

Net investment income(d)	2.08%	0.78%	1.12%	1.29%	1.59%

Supplemental Data:
Net assets, end of year (000)	$6,554	$5,808	$6,303	$6,396	$4,944

Portfolio turnover rate	131%	32%	80%	72%	101%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.26%	0.70%	0.67%	0.54%	0.51%

See notes to financial statements.

78	FINANCIAL HIGHLIGHTS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2045 Fund
	Class K(a)
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.66	$11.37	$12.27	$12.16	$10.38

Net investment income(b)	0.25	0.11	0.17	0.20	0.22
Net realized and unrealized gain (loss)	1.93	0.11	(0.23)	0.78	1.89

Net increase (decrease) from investment operations	2.18	0.22	(0.06)	0.98	2.11

Distributions:(c)
From net investment income	(0.15)	(0.20)	(0.23)	(0.25)	(0.22)
From net realized gain	(0.23)	(0.73)	(0.61)	(0.62)	(0.11)

Total distributions	(0.38)	(0.93)	(0.84)	(0.87)	(0.33)

Net asset value, end of year	$12.46	$10.66	$11.37	$12.27	$12.16

Total Return:(d)
Based on net asset value	21.11%	2.19%	(0.57)%	8.38%	20.92%

Ratios to Average Net Assets:
Total expenses(e)	1.73%	1.53%	1.38%	1.60%	2.42%

Total expenses after fees waived and/or reimbursed(e)	0.00%	0.07%	0.07%	0.12%	0.14%

Net investment income(e)	2.19%	1.06%	1.48%	1.65%	1.95%

Supplemental Data:
Net assets, end of year (000)	$754	$1,558	$691	$589	$404

Portfolio turnover rate	131%	32%	80%	72%	101%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.26%	0.70%	0.67%	0.54%	0.51%

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	79

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2045 Fund
	Class R
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$10.37	$11.08	$11.99	$11.90	$10.16

Net investment income(a)	0.21	0.06	0.10	0.12	0.15
Net realized and unrealized gain (loss)	1.84	0.09	(0.22)	0.77	1.85

Net increase (decrease) from investment operations	2.05	0.15	(0.12)	0.89	2.00

Distributions:(b)
From net investment income	(0.08)	(0.13)	(0.18)	(0.18)	(0.15)
From net realized gain	(0.23)	(0.73)	(0.61)	(0.62)	(0.11)

Total distributions	(0.31)	(0.86)	(0.79)	(0.80)	(0.26)

Net asset value, end of year	$12.11	$10.37	$11.08	$11.99	$11.90

Total Return:(c)
Based on net asset value	20.32%	1.60%	(1.11)%	7.79%	20.14%

Ratios to Average Net Assets:
Total expenses(d)	2.44%	2.14%	2.05%	2.20%	3.04%

Total expenses after fees waived and/or reimbursed(d)	0.57%	0.66%	0.66%	0.70%	0.74%

Net investment income(d)	1.86%	0.56%	0.90%	1.00%	1.39%

Supplemental Data:
Net assets, end of year (000)	$5,989	$5,272	$6,078	$6,527	$3,447

Portfolio turnover rate	131%	32%	80%	72%	101%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.26%	0.70%	0.67%	0.54%	0.51%

See notes to financial statements.

80	FINANCIAL HIGHLIGHTS

Financial Highlights (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2050 Fund
	Institutional
	Year Ended October 31,				Period 11/27/12 (a) to 10/31/13
	2017	2016	2015	2014
Net asset value, beginning of period	$9.93	$10.53	$11.31	$11.11	$9.45

Net investment income(b)	0.23	0.10	0.15	0.16	0.13
Net realized and unrealized gain (loss)	1.79	0.08	(0.20)	0.77	1.87

Net increase (decrease) from investment operations	2.02	0.18	(0.05)	0.93	2.00

Distributions:(c)
From net investment income	(0.14)	(0.16)	(0.19)	(0.21)	(0.20)
From net realized gain	(0.21)	(0.62)	(0.54)	(0.52)	(0.14)

Total distributions	(0.35)	(0.78)	(0.73)	(0.73)	(0.34)

Net asset value, end of period	$11.60	$9.93	$10.53	$11.31	$11.11

Total Return:(d)
Based on net asset value	20.91%	1.92%	(0.54)%	8.69%	22.07	%(e)

Ratios to Average Net Assets:
Total expenses(f)	1.87%	1.76%	1.58%	1.91%	3.16	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.09%	0.17%	0.17%	0.24%	0.24	%(g)

Net investment income(f)	2.22%	1.01%	1.36%	1.49%	1.60	%(g)

Supplemental Data:
Net assets, end of period (000)	$73	$206	$172	$180	$136

Portfolio turnover rate	122%	36%	77%	68%	93	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.26%	0.71%	0.66%	0.50%	0.54%

(g)	Annualized.
(h)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	81

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2050 Fund
	Investor A
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.80	$10.40	$11.18	$11.00	$9.35

Net investment income(a)	0.21	0.07	0.11	0.14	0.15
Net realized and unrealized gain (loss)	1.77	0.08	(0.19)	0.75	1.80

Net increase (decrease) from investment operations	1.98	0.15	(0.08)	0.89	1.95

Distributions:(b)
From net investment income	(0.12)	(0.13)	(0.16)	(0.19)	(0.16)
From net realized gain	(0.21)	(0.62)	(0.54)	(0.52)	(0.14)

Total distributions	(0.33)	(0.75)	(0.70)	(0.71)	(0.30)

Net asset value, end of year	$11.45	$9.80	$10.40	$11.18	$11.00

Total Return:(c)
Based on net asset value	20.67%	1.63%	(0.79)%	8.38%	21.47%

Ratios to Average Net Assets:
Total expenses(d)	2.22%	2.15%	1.98%	2.27%	3.40%

Total expenses after fees waived and/or reimbursed(d)	0.34%	0.42%	0.42%	0.48%	0.49%

Net investment income(d)	2.02%	0.78%	1.07%	1.23%	1.52%

Supplemental Data:
Net assets, end of year (000)	$7,834	$6,110	$6,215	$5,965	$4,009

Portfolio turnover rate	122%	36%	77%	68%	93%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.26%	0.71%	0.66%	0.50%	0.54%

See notes to financial statements.

82	FINANCIAL HIGHLIGHTS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2050 Fund
	Class K(a)
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.94	$10.54	$11.32	$11.12	$9.45

Net investment income(b)	0.26	0.11	0.16	0.17	0.18
Net realized and unrealized gain (loss)	1.79	0.08	(0.20)	0.77	1.83

Net increase (decrease) from investment operations	2.05	0.19	(0.04)	0.94	2.01

Distributions:(c)
From net investment income	(0.15)	(0.17)	(0.20)	(0.22)	(0.20)
From net realized gain	(0.21)	(0.62)	(0.54)	(0.52)	(0.14)

Total distributions	(0.36)	(0.79)	(0.74)	(0.74)	(0.34)

Net asset value, end of year	$11.63	$9.94	$10.54	$11.32	$11.12

Total Return:(d)
Based on net asset value	21.21%	2.02%	(0.44)%	8.76%	21.94%

Ratios to Average Net Assets:
Total expenses(e)	1.58%	1.59%	1.40%	1.73%	2.82%

Total expenses after fees waived and/or reimbursed(e)	0.00%	0.07%	0.07%	0.13%	0.13%

Net investment income(e)	2.47%	1.08%	1.44%	1.55%	1.76%

Supplemental Data:
Net assets, end of year (000)	$437	$996	$669	$551	$344

Portfolio turnover rate	122%	36%	77%	68%	93%

(a)	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.26%	0.71%	0.66%	0.50%	0.54%

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	83

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2050 Fund
	Class R
	Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$9.74	$10.35	$11.14	$10.96	$9.31

Net investment income(a)	0.19	0.05	0.09	0.10	0.14
Net realized and unrealized gain (loss)	1.76	0.07	(0.19)	0.76	1.79

Net increase (decrease) from investment operations	1.95	0.12	(0.10)	0.86	1.93

Distributions:(b)
From net investment income	(0.09)	(0.11)	(0.15)	(0.16)	(0.14)
From net realized gain	(0.21)	(0.62)	(0.54)	(0.52)	(0.14)

Total distributions	(0.30)	(0.73)	(0.69)	(0.68)	(0.28)

Net asset value, end of year	$11.39	$9.74	$10.35	$11.14	$10.96

Total Return:(c)
Based on net asset value	20.46%	1.33%	(0.98)%	8.10%	21.31%

Ratios to Average Net Assets:
Total expenses(d)	2.34%	2.26%	2.11%	2.45%	3.66%

Total expenses after fees waived and/or reimbursed(d)	0.57%	0.65%	0.66%	0.72%	0.73%

Net investment income(d)	1.77%	0.55%	0.86%	0.93%	1.37%

Supplemental Data:
Net assets, end of year (000)	$6,143	$5,074	$5,743	$5,811	$2,626

Portfolio turnover rate	122%	36%	77%	68%	93%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.26%	0.71%	0.66%	0.50%	0.54%

See notes to financial statements.

84	FINANCIAL HIGHLIGHTS

Financial Highlights (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2055 Fund
	Institutional
	Year Ended October 31,				Period 02/28/13 (a) to 10/31/13
	2017	2016	2015	2014
Net asset value, beginning of period	$10.35	$11.09	$12.11	$11.43	$10.00

Net investment income(b)	0.25	0.11	0.15	0.19	0.08
Net realized and unrealized gain (loss)	1.84	0.09	(0.18)	0.87	1.35

Net increase (decrease) from investment operations	2.09	0.20	(0.03)	1.06	1.43

Distributions:(c)
From net investment income	(0.13)	(0.14)	(0.18)	(0.26)	—
From net realized gain	(0.18)	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.31)	(0.94)	(0.99)	(0.38)	—

Net asset value, end of period	$12.13	$10.35	$11.09	$12.11	$11.43

Total Return:(d)
Based on net asset value	20.70%	2.05%	(0.31)%	9.28%	14.30	%(e)

Ratios to Average Net Assets:
Total expenses(f)	4.65%	5.36%	5.57%	6.44%	11.19	%(g),(h)

Total expenses after fees waived and/or reimbursed(f)	0.10%	0.17%	0.18%	0.24%	0.24	%(h)

Net investment income(f)	2.26%	1.08%	1.31%	1.60%	1.05	%(h)

Supplemental Data:
Net assets, end of period (000)	$31	$26	$28	$30	$29

Portfolio turnover rate	97%	38%	68%	47%	45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,				Period 02/28/13 (a) to 10/31/13
	2017	2016	2015	2014
Investments in underlying funds	0.25%	0.67%	0.64%	0.53%	0.54%

(g)	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expense for Institutional would have been 12.47%.
(h)	Annualized.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	85

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2055 Fund
	Investor A
	Year Ended October 31,				Period 02/28/13 (a) to 10/31/13
	2017	2016	2015	2014
Net asset value, beginning of period	$10.29	$11.04	$12.06	$11.42	$10.00

Net investment income(b)	0.23	0.08	0.11	0.13	0.06
Net realized and unrealized gain (loss)	1.83	0.08	(0.16)	0.88	1.36

Net increase (decrease) from investment operations	2.06	0.16	(0.05)	1.01	1.42

Distributions:(c)
From net investment income	(0.11)	(0.11)	(0.16)	(0.25)	—
From net realized gain	(0.18)	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.29)	(0.91)	(0.97)	(0.37)	—

Net asset value, end of period	$12.06	$10.29	$11.04	$12.06	$11.42

Total Return:(d)
Based on net asset value	20.51%	1.72%	(0.49)%	8.96%	14.20	%(e)

Ratios to Average Net Assets:
Total expenses(f)	4.93%	5.63%	6.07%	6.74%	9.51	%(g),(h)

Total expenses after fees waived and/or reimbursed(f)	0.35%	0.42%	0.42%	0.49%	0.49	%(h)

Net investment income(f)	2.07%	0.75%	0.95%	1.08%	0.80	%(h)

Supplemental Data:
Net assets, end of period (000)	$619	$525	$269	$201	$81

Portfolio turnover rate	97%	38%	68%	47%	45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,				Period 02/28/13 (a) to 10/31/13
	2017	2016	2015	2014
Investments in underlying funds	0.25%	0.67%	0.64%	0.53%	0.54%

(g)	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor A would have been 10.80%.
(h)	Annualized.

See notes to financial statements.

86	FINANCIAL HIGHLIGHTS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2055 Fund
	Class K
	Year Ended October 31,				Period 02/28/13 (a) to 10/31/13
	2017	2016	2015	2014
Net asset value, beginning of period	$10.36	$11.10	$12.12	$11.44	$10.00

Net investment income(b)	0.26	0.12	0.16	0.20	0.08
Net realized and unrealized gain (loss)	1.85	0.09	(0.17)	0.87	1.36

Net increase (decrease) from investment operations	2.11	0.21	(0.01)	1.07	1.44

Distributions:(c)
From net investment income	(0.14)	(0.15)	(0.20)	(0.27)	—
From net realized gain	(0.18)	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.32)	(0.95)	(1.01)	(0.39)	—

Net asset value, end of period	$12.15	$10.36	$11.10	$12.12	$11.44

Total Return:(d)
Based on net asset value	20.90%	2.17%	(0.20)%	9.46%	14.40	%(e)

Ratios to Average Net Assets:
Total expenses(f)	4.48%	4.95%	5.40%	6.05%	10.80	%(g),(h)

Total expenses after fees waived and/or reimbursed(f)	0.00%	0.06%	0.07%	0.14%	0.14	%(h)

Net investment income(f)	2.35%	1.17%	1.41%	1.70%	1.16	%(h)

Supplemental Data:
Net assets, end of period (000)	$2,817	$2,289	$2,243	$2,333	$2,203

Portfolio turnover rate	97%	38%	68%	47%	45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,				Period 02/28/13 (a) to 10/31/13
	2017	2016	2015	2014
Investments in underlying funds	0.25%	0.67%	0.64%	0.53%	0.54%

(g)	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K would have been 12.08%.
(h)	Annualized.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	87

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

	BlackRock LifePath® Smart Beta 2055 Fund
	Class R
	Year Ended October 31,				Period 02/28/13 (a) to 10/31/13
	2017	2016	2015	2014
Net asset value, beginning of period	$10.23	$11.00	$12.05	$11.40	$10.00

Net investment income(b)	0.20	0.05	0.06	0.12	0.04
Net realized and unrealized gain (loss)	1.83	0.10	(0.14)	0.86	1.36

Net increase (decrease) from investment operations	2.03	0.15	(0.08)	0.98	1.40

Distributions:(c)
From net investment income	(0.10)	(0.12)	(0.16)	(0.21)	—
From net realized gain	(0.18)	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.28)	(0.92)	(0.97)	(0.33)	—

Net asset value, end of period	$11.98	$10.23	$11.00	$12.05	$11.40

Total Return:(d)
Based on net asset value	20.21%	1.56%	(0.76)%	8.71%	14.00	%(e)

Ratios to Average Net Assets:
Total expenses(f)	5.19%	5.62%	5.94%	7.49%	11.84	%(g),(h)

Total expenses after fees waived and/or reimbursed(f)	0.58%	0.66%	0.66%	0.73%	0.73	%(h)

Net investment income(f)	1.76%	0.50%	0.56%	1.07%	0.57	%(h)

Supplemental Data:
Net assets, end of period (000)	$1,546	$922	$441	$38	$28

Portfolio turnover rate	97%	38%	68%	47%	45%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,				Period 02/28/13 (a) to 10/31/13
	2017	2016	2015	2014
Investments in underlying funds	0.25%	0.67%	0.64%	0.53%	0.54%

(g)	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class R 13.12%.
(h)	Annualized.

See notes to financial statements.

88	FINANCIAL HIGHLIGHTS

Financial Highlights (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

BlackRock LifePath® Smart Beta 2060 Fund
Institutional
Period 05/31/17 (a) to 10/31/17
Net asset value, beginning of period	$10.00

Net investment income(b)	0.13
Net realized and unrealized gain	0.59

Net increase from investment operations	0.72

Net asset value, end of period	$10.72

Total Return:(c),(d)
Based on net asset value	7.20%

Ratios to Average Net Assets:(e)
Total expenses(f),(g)	29.68%

Total expenses after fees waived and/or reimbursed(f)	0.02%

Net investment income(f)	3.05%

Supplemental Data:
Net assets, end of period (000)	$22

Portfolio turnover rate	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Aggregate total return.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period 05/31/17 (a) to 10/31/17
Investments in underlying funds	0.25%

(g)	Organization, offering and audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expense would have been 48.49%.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	89

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

BlackRock LifePath® Smart Beta 2060 Fund
Investor A
Period 05/31/17 (a) to 10/31/17
Net asset value, beginning of period	$10.00

Net investment income(b)	0.12
Net realized and unrealized gain	0.59

Net increase from investment operations	0.71

Net asset value, end of period	$10.71

Total Return:(c),(d)
Based on net asset value	7.10%

Ratios to Average Net Assets:(e)
Total expenses(f),(g)	29.88%

Total expenses after fees waived and/or reimbursed(f)	0.28%

Net investment income(f)	2.78%

Supplemental Data:
Net assets, end of period (000)	$22

Portfolio turnover rate	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Aggregate total return.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period 05/31/17 (a) to 10/31/17
Investments in underlying funds	0.25%

(g)	Organization, offering and audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expense would have been 48.66%.

See notes to financial statements.

90	FINANCIAL HIGHLIGHTS

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

BlackRock LifePath® Smart Beta 2060 Fund
Class K
Period 05/31/17 (a) to 10/31/17
Net asset value, beginning of period	$10.00

Net investment income(b)	0.13
Net realized and unrealized gain	0.59

Net increase from investment operations	0.72

Net asset value, end of period	$10.72

Total Return:(c),(d)
Based on net asset value	7.20%

Ratios to Average Net Assets:(e)
Total expenses(f),(g)	29.00%

Total expenses after fees waived and/or reimbursed(f)	0.00%

Net investment income(f)	3.05%

Supplemental Data:
Net assets, end of period (000)	$1,008

Portfolio turnover rate	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Aggregate total return.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period 05/31/17 (a) to 10/31/17
Investments in underlying funds	0.25%

(g)	Organization, offering and audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expense would have been 48.34%.

See notes to financial statements.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	91

Financial Highlights (continued) (For a share outstanding throughout each period)	BlackRock LifePath® Smart Beta Funds

BlackRock LifePath® Smart Beta 2060 Fund
Class R
Period 05/31/17 (a) to 10/31/17
Net asset value, beginning of period	$10.00

Net investment income(b)	0.11
Net realized and unrealized gain	0.58

Net increase from investment operations	0.69

Net asset value, end of period	$10.69

Total Return:(c),(d)
Based on net asset value	6.90%

Ratios to Average Net Assets:(e)
Total expenses(f),(g)	30.14%

Total expenses after fees waived and/or reimbursed(f)	0.53%

Net investment income(f)	2.52%

Supplemental Data:
Net assets, end of period (000)	$21

Portfolio turnover rate	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Aggregate total return.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period 05/31/17 (a) to 10/31/17
Investments in underlying funds	0.25%

(f)	Annualized.
(g)	Organization, offering and audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expense would have been 48.91%.

See notes to financial statements.

92	FINANCIAL HIGHLIGHTS

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”), (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). Each Fund is a series of the Trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta Retirement Fund	Diversified*
BlackRock LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2020 Fund	Diversified*
BlackRock LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2025 Fund	Diversified*
BlackRock LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2030 Fund	Diversified*
BlackRock LifePath® Smart Beta 2035 Fund	LifePath® Smart Beta 2035 Fund	Diversified*
BlackRock LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2040 Fund	Diversified*
BlackRock LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2045 Fund	Diversified*
BlackRock LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2050 Fund	Diversified*
BlackRock LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2055 Fund	Diversified*
BlackRock LifePath® Smart Beta 2060 Fund	LifePath® Smart Beta 2060 Fund	Diversified

*	The Fund’s classification changed from non-diversified to diversified.

By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity Underlying Funds may also include funds that invest in real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income Underlying Funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	93

Notes to Financial Statements  (continued)

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S.federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of LifePath Smart Beta 2060 Fund were expensed by LifePath Smart Beta 2060 Fund and reimbursed by the Manager. The Manager reimbursed LifePath Smart Beta 2060 Fund $50,000 which is included in expenses reimbursed by Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the Underlying Fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	The market value of the Funds’ investments in the Underlying Funds is based on the published net asset value (“NAV”) of each Underlying Fund computed as of the close of trading on the NYSE on days when the NYSE is open.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs

94	NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of October 31, 2017, certain investments of the Funds were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath® Smart Beta 2025 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
JP Morgan Securities LLC	$275,110	$(275,110)	—

LifePath® Smart Beta 2050 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
JP Morgan Securities LLC	$139,118	$(139,118)	—

LifePath® Smart Beta 2055 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
JP Morgan Securities LLC	$39,417	$(39,417)	—

(a)	Cash collateral with a value of $281,087, $142,140 and $40,273 has been received in connection with securities lending agreements for LifePath® Smart Beta 2025 Fund, LifePath® Smart Beta 2050 Fund and LifePath® Smart Beta 2055 Fund, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	95

Notes to Financial Statements  (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Future contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distributions Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Class R
Service Fee	0.25%	0.25%
Distribution Fee	—	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended October 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Class R	Total
LifePath® Smart Beta Retirement Fund	$23,382	$23,482	$46,864
LifePath® Smart Beta 2020 Fund	$37,623	$42,171	$79,794
LifePath® Smart Beta 2025 Fund	$37,279	$53,107	$90,386
LifePath® Smart Beta 2030 Fund	$33,871	$35,756	$69,627
LifePath® Smart Beta 2035 Fund	$23,022	$36,322	$59,344
LifePath® Smart Beta 2040 Fund	$20,159	$28,874	$49,033
LifePath® Smart Beta 2045 Fund	$14,727	$26,517	$41,244
LifePath® Smart Beta 2050 Fund	$17,009	$27,003	$44,012
LifePath® Smart Beta 2055 Fund	$1,343	$6,158	$7,501
LifePath® Smart Beta 2060 Fund	$22	$45	$67

96	NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended October 31, 2017, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$265	$1,871	$146	$937	$3,219
LifePath® Smart Beta 2020 Fund	$36	$3,018	$300	$1,685	$5,039
LifePath® Smart Beta 2025 Fund	$15	$2,982	$456	$2,122	$5,575
LifePath® Smart Beta 2030 Fund	$76	$2,710	$353	$1,428	$4,567
LifePath® Smart Beta 2035 Fund	$9	$1,842	$408	$1,484	$3,743
LifePath® Smart Beta 2040 Fund	$18	$1,613	$247	$1,180	$3,058
LifePath® Smart Beta 2045 Fund	$21	$1,178	$150	$1,087	$2,436
LifePath® Smart Beta 2050 Fund	$26	$1,361	$105	$1,106	$2,598
LifePath® Smart Beta 2055 Fund	$6	$108	$526	$245	$885
LifePath® Smart Beta 2060 Fund	$2	$2	$81	$2	$87

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended October 31, 2017, the Funds did not pay any amount to affiliates in return for these services.

The Manager maintains a call center, that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended October 31, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$29	$174	$15	$37	$255
LifePath® Smart Beta 2020 Fund	$20	$480	$24	$130	$654
LifePath® Smart Beta 2025 Fund	$2	$616	$21	$66	$705
LifePath® Smart Beta 2030 Fund	$52	$604	$86	$69	$811
LifePath® Smart Beta 2035 Fund	$3	$840	$50	$59	$952
LifePath® Smart Beta 2040 Fund	$17	$744	$47	$82	$890
LifePath® Smart Beta 2045 Fund	$16	$786	$126	$55	$983
LifePath® Smart Beta 2050 Fund	$40	$596	$64	$63	$763
LifePath® Smart Beta 2055 Fund	$13	$300	$66	$29	$408

For the year ended October 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$875	$11,915	$557	$8,201	$21,548
LifePath® Smart Beta 2020 Fund	$409	$20,331	$584	$10,219	$31,543
LifePath® Smart Beta 2025 Fund	$231	$17,065	$742	$14,498	$32,536
LifePath® Smart Beta 2030 Fund	$422	$15,500	$817	$8,887	$25,626
LifePath® Smart Beta 2035 Fund	$247	$14,415	$965	$10,873	$26,500
LifePath® Smart Beta 2040 Fund	$316	$12,514	$960	$9,589	$23,379
LifePath® Smart Beta 2045 Fund	$293	$12,337	$1,120	$8,122	$21,872
LifePath® Smart Beta 2050 Fund	$466	$19,735	$985	$9,426	$30,612
LifePath® Smart Beta 2055 Fund	$71	$2,031	$834	$2,173	$5,109

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	97

Notes to Financial Statements  (continued)

Other Fees: For the year ended October 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath® Smart Beta Retirement Fund	$78
LifePath® Smart Beta 2020 Fund	$160
LifePath® Smart Beta 2025 Fund	$1,539
LifePath® Smart Beta 2030 Fund	$2,880
LifePath® Smart Beta 2035 Fund	$410
LifePath® Smart Beta 2040 Fund	$470
LifePath® Smart Beta 2045 Fund	$333
LifePath® Smart Beta 2050 Fund	$265
LifePath® Smart Beta 2055 Fund	$35
LifePath® Smart Beta 2060 Fund	$0

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“perpetual expense limitation”). The perpetual expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. These contractual expense limitations are in effect through February 28, 2028, unless terminated earlier by the Board, including a majority of the independent trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of a Fund.

In addition, with respect to each Fund, the Manager has contractually agreed to implement additional expense limitation (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue these contractual expense limitations through February 28, 2019, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Master Portfolios in which the Funds invest.

These amounts waived and/or reimbursed are shown as administration fees waived, administration fees waived — class specific, transfer agent fees waived and/or reimbursed — class specific and expenses reimbursed by the Manager, respectively, in the Statements of Operations. For the year ended October 31, 2017, the administration fees waived at the fund level and class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived
LifePath® Smart Beta Retirement Fund					$6,842
LifePath® Smart Beta 2020 Fund					$10,688
LifePath® Smart Beta 2025 Fund					$11,847
LifePath® Smart Beta 2030 Fund					$9,709
LifePath® Smart Beta 2035 Fund					$7,952
LifePath® Smart Beta 2040 Fund					$6,494
LifePath® Smart Beta 2045 Fund					$5,175
LifePath® Smart Beta 2050 Fund					$5,520
LifePath® Smart Beta 2055 Fund					$1,876
LifePath® Smart Beta 2060 Fund					$183

Administration Fees Waived — Class Specific	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$90	$1,468	$146	$732	$2,436
LifePath® Smart Beta 2020 Fund	$36	$2,305	$300	$1,309	$3,950
LifePath® Smart Beta 2025 Fund	$15	$2,244	$456	$1,629	$4,344
LifePath® Smart Beta 2030 Fund	$53	$2,017	$353	$1,104	$3,527
LifePath® Smart Beta 2035 Fund	$9	$1,398	$408	$1,119	$2,934
LifePath® Smart Beta 2040 Fund	$18	$1,228	$247	$912	$2,405
LifePath® Smart Beta 2045 Fund	$21	$894	$150	$820	$1,885
LifePath® Smart Beta 2050 Fund	$26	$1,017	$105	$831	$1,979
LifePath® Smart Beta 2055 Fund	$4	$108	$526	$177	$815
LifePath® Smart Beta 2060 Fund	$—	$—	$81	$—	$81

Transfer Agent Fees Waived and/or Reimbursed — Class Specific	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$52	$4,242	$557	$4,838	$9,689
LifePath® Smart Beta 2020 Fund	$228	$8,319	$584	$3,949	$13,080
LifePath® Smart Beta 2025 Fund	$153	$5,018	$742	$7,019	$12,932
LifePath® Smart Beta 2030 Fund	$72	$4,231	$816	$3,457	$8,576
LifePath® Smart Beta 2035 Fund	$198	$6,412	$964	$5,711	$13,285
LifePath® Smart Beta 2040 Fund	$224	$5,729	$959	$5,286	$12,198

98	NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

Transfer Agent Fees Waived and/or Reimbursed — Class Specific	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta 2045 Fund	$188	$6,908	$1,119	$4,315	$12,530
LifePath® Smart Beta 2050 Fund	$337	$13,727	$984	$5,532	$20,580
LifePath® Smart Beta 2055 Fund	$44	$1,499	$832	$1,332	$3,707

With respect to the contractual expense limitations, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

(2) The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On October 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2018	2019
LifePath® Smart Beta Retirement Fund
Fund Level	$209,605	$217,325
Institutional	—	$142
Investor A	$9,114	$5,710
Class K	$647	$703
Class R	$9,487	$5,570
LifePath® Smart Beta 2020 Fund
Fund Level	$242,740	$199,036
Institutional	$93	$264
Investor A	$19,173	$10,624
Class K	$836	$884
Class R	$9,837	$5,258
LifePath® Smart Beta 2025 Fund
Fund Level	$231,833	$226,159
Institutional	$129	$168
Investor A	$11,166	$7,262
Class K	$1,019	$1,198
Class R	$13,336	$8,648
LifePath® Smart Beta 2030 Fund
Fund Level	$227,981	$210,363
Institutional	$169	$125
Investor A	$10,157	$6,248
Class K	$1,232	$1,169
Class R	$7,156	$4,561
LifePath® Smart Beta 2035 Fund
Fund Level	$196,617	$219,605
Institutional	$139	$207
Investor A	$12,890	$7,810
Class K	$1,266	$1,372
Class R	$9,690	$6,830
LifePath® Smart Beta 2040 Fund
Fund Level	$191,972	$212,872
Institutional	$247	$242
Investor A	$12,542	$6,957
Class K	$1,049	$1,206
Class R	$10,217	$6,198
LifePath® Smart Beta 2045 Fund
Fund Level	$178,470	$213,459
Institutional	$119	$209
Investor A	$11,857	$7,802
Class K	$1,182	$1,269
Class R	$6,729	$5,135

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	99

Notes to Financial Statements  (continued)

	Expiring October 31,
	2018	2019
LifePath® Smart Beta 2050 Fund
Fund Level	$183,670	$213,680
Institutional	$322	$363
Investor A	$20,373	$14,744
Class K	$882	$1,089
Class R	$10,354	$6,363
LifePath® Smart Beta 2055 Fund
Fund Level	$158,636	$195,544
Institutional	$90	$48
Investor A	$1,604	$1,607
Class K	$1,100	$1,358
Class R	$836	$1,509
LifePath® Smart Beta 2060 Fund
Fund Level	$—	$203,905
Class K	$—	$81

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on October 31, 2017:

LifePath® Smart Beta Retirement Fund
Fund Level	$263,885
Institutional	$78
Investor A	$14,405
Class K	$409
Class R	$10,825
LifePath® Smart Beta 2020 Fund
Fund Level	$229,845
Institutional	$207
Investor A	$12,635
Class K	$546
Class R	$8,646
LifePath® Smart Beta 2025 Fund
Fund Level	$217,841
Institutional	$88
Investor A	$13,238
Class K	$557
Class R	$14,593
LifePath® Smart Beta 2030 Fund
Fund Level	$215,626
Institutional	$163
Investor A	$12,318
Class K	$699
Class R	$7,673
LifePath® Smart Beta 2035 Fund
Fund Level	$187,901
Institutional	$146
Investor A	$12,654
Class K	$547
Class R	$11,319
LifePath® Smart Beta 2040 Fund
Fund Level	$187,426
Institutional	$203
Investor A	$13,863
Class K	$545
Class R	$10,753
LifePath® Smart Beta 2045 Fund
Fund Level	$169,821
Institutional	$178
Investor A	$12,634
Class K	$520
Class R	$10,611
LifePath® Smart Beta 2050 Fund
Fund Level	$168,511
Institutional	$275
Investor A	$21,182
Class K	$456
Class R	$12,183

100	NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

LifePath® Smart Beta 2055 Fund
Fund Level	$145,344
Institutional	$26
Investor A	$933
Class K	$629
Class R	$130

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income, (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended October 31, 2017, each Fund paid BIM the following amounts for securities lending agent services:

LifePath® Smart Beta Retirement Fund	$160
LifePath® Smart Beta 2020 Fund	$835
LifePath® Smart Beta 2025 Fund	$685
LifePath® Smart Beta 2030 Fund	$248
LifePath® Smart Beta 2035 Fund	$163
LifePath® Smart Beta 2040 Fund	$63
LifePath® Smart Beta 2045 Fund	$143
LifePath® Smart Beta 2050 Fund	$29
LifePath® Smart Beta 2055 Fund	$12

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended October 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	101

Notes to Financial Statements  (continued)

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
LifePath® Smart Beta Retirement Fund	$—	$16,870	$2,304
LifePath® Smart Beta 2020 Fund	$28,867	$—	$—
LifePath® Smart Beta 2025 Fund	$—	$47,227	$1,500
LifePath® Smart Beta 2040 Fund	$28,867	$—	$—
LifePath® Smart Beta 2045 Fund	$13,121	$—	$—
LifePath® Smart Beta 2050 Fund	$—	$6,743	$(178)

7.	PURCHASES AND SALES

For the year ended October 31, 2017, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	Purchases	Sales
LifePath® Smart Beta Retirement Fund	$20,277,069	$23,382,400
LifePath® Smart Beta 2020 Fund	$32,558,180	$36,326,454
LifePath® Smart Beta 2025 Fund	$35,692,042	$35,259,092
LifePath® Smart Beta 2030 Fund	$28,799,354	$30,036,156
LifePath® Smart Beta 2035 Fund	$24,031,772	$25,447,513
LifePath® Smart Beta 2040 Fund	$20,903,699	$23,932,176
LifePath® Smart Beta 2045 Fund	$16,040,018	$16,684,726
LifePath® Smart Beta 2050 Fund	$15,823,603	$15,954,632
LifePath® Smart Beta 2055 Fund	$5,144,900	$4,209,102
LifePath® Smart Beta 2060 Fund	$1,156,395	$75,521

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to foreign currency transactions, non-deductible expenses and the recognition of partnership income were reclassified to the following accounts:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund
Undistributed net investment income	$8,691	$12,477	$8,394	$5,022	$1,956
Accumulated net realized gain	$(8,691)	$(12,477)	$(8,394)	$(5,022)	$(1,956)

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Paid-in capital	$—	$—	$—	$—	$(38)
Undistributed net investment income	$33	$11	$12	$1	$38
Undistributed net realized (gain) loss	$(33)	$(11)	$(12)	$(1)	$—

102	NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund
Ordinary income
10/31/17	$325,000	$505,408	$430,002	$350,000	$250,001
10/31/16	$675,671	$839,159	$846,865	$723,599	$432,164
Long-term capital gains
10/31/17	—	8,966	265,694	267,135	306,922
10/31/16	638,014	1,308,494	1,507,947	1,810,666	975,923
Total
10/31/17	$325,000	$514,374	$695,696	$617,135	$556,923

10/31/16	$1,313,685	$2,147,653	$2,354,812	$2,534,265	$1,408,087

		LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund
Ordinary income
10/31/17		$175,001	$120,001	$135,000	$47,001
10/31/16		$275,001	$254,214	$242,868	$69,616
Long-term capital gains
10/31/17		341,069	263,235	258,357	66,282
10/31/16		1,364,898	797,505	690,489	195,138
Total
10/31/17		$516,070	$383,236	$393,357	$113,283

10/31/16		$1,639,899	$1,051,719	$933,357	$264,754

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund
Undistributed ordinary income	$184,721	$511,854	$482,542	$547,502	$315,036
Net unrealized gains(a)	1,151,946	2,278,597	3,096,135	2,907,020	2,576,873
	$1,336,667	$2,790,451	$3,578,677	$3,454,522	$2,891,909

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Undistributed ordinary income	$287,248	$137,789	$142,393	$62,017	$12,849
Capital loss carryforwards	—	(57,407)	(82,248)	(22,372)	(9)
Net unrealized gains(a)	2,095,849	1,878,780	2,039,956	696,948	58,908
	$2,383,097	$1,959,162	$2,100,101	$736,593	$71,748

(a)	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

As of October 31, 2017, the Funds had capital loss carryforwards with no expiration dates, available to offset future realized capital gains as follows:

	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
No expiration date	$57,407	$82,248	$22,372	$9

During the year ended October 31, 2017, LifePath® Smart Beta Retirement Fund utilized $88,907 of its capital loss carryforward.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	103

Notes to Financial Statements  (continued)

As of October 31, 2017, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund
Tax cost	$14,559,428	$23,417,125	$27,537,051	$21,926,612	$17,505,448

Gross unrealized appreciation	$1,151,946	$2,278,597	$3,096,135	$2,907,020	$2,576,873
Gross unrealized depreciation	—	—	—	—	—

Net unrealized appreciation	$1,151,946	$2,278,597	$3,096,135	$2,907,020	$2,576,873

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Tax cost	$13,684,233	$11,678,812	$12,664,418	$4,420,409	$1,131,028

Gross unrealized appreciation	$2,095,849	$1,878,780	$2,039,956	$696,948	$58,908
Gross unrealized depreciation	—	—	—	—	—

Net unrealized appreciation	$2,095,849	$1,878,780	$2,039,956	$696,948	$58,908

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2017, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risk, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitations: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

104	NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

Concentration Risk: Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 10/31/17		Year Ended 10/31/16
LifePath® Smart Beta Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	72,463	$760,132	45,378	$452,502
Shares issued in reinvestment of distributions	2,535	24,915	7,467	70,813
Shares redeemed	(28,058)	(296,577)	(41,210)	(400,391)

Net increase	46,940	$488,470	11,635	$122,924

Investor A
Shares sold	198,772	$2,033,253	258,271	$2,488,482
Shares issued in reinvestment of distributions	20,551	200,787	84,381	794,871
Shares redeemed	(430,725)	(4,392,687)	(505,958)	(4,869,660)

Net decrease	(211,402)	$(2,158,647)	(163,306)	$(1,586,307)

Class K
Shares sold	97,765	$996,453	18,725	$182,178
Shares issued in reinvestment of distributions	1,857	18,252	5,442	51,637
Shares redeemed	(113,081)	(1,151,159)	(16,108)	(156,149)

Net increase (decrease)	(13,459)	$(136,454)	8,059	$77,666

Class R
Shares sold	80,510	$820,855	141,927	$1,356,827
Shares issued in reinvestment of distributions	8,156	79,771	41,608	392,371
Shares redeemed	(220,657)	(2,231,046)	(249,464)	(2,418,543)

Net decrease	(131,991)	$(1,330,420)	(65,929)	$(669,345)

Total Net Decrease	(309,912)	$(3,137,051)	(209,541)	$(2,055,062)

LifePath® Smart Beta 2020 Fund
Institutional
Shares sold	23,800	$254,804	22,738	$212,759
Shares issued in reinvestment of distributions	138	1,376	179	1,729
Shares redeemed	(23,955)	(245,800)	(1,620)	(16,430)

Net increase (decrease)	(17)	$10,380	21,297	$198,058

Investor A
Shares sold	307,808	$3,254,014	359,571	$3,524,270
Shares issued in reinvestment of distributions	33,411	331,434	135,177	1,289,592
Shares redeemed	(509,942)	(5,287,991)	(793,478)	(7,657,622)

Net decrease	(168,723)	$(1,702,543)	(298,730)	$(2,843,760)

Class K
Shares sold	158,914	$1,618,819	105,948	$1,047,969
Shares issued in reinvestment of distributions	1,377	13,746	7,584	72,806
Shares redeemed	(119,316)	(1,218,941)	(154,519)	(1,533,776)

Net increase (decrease)	40,975	$413,624	(40,987)	$(413,001)

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	105

Notes to Financial Statements  (continued)

	Year Ended 10/31/17		Year Ended 10/31/16
LifePath® Smart Beta 2020 Fund	Shares	Amount	Shares	Amount
Class R
Shares sold	107,298	$1,101,860	267,805	$2,603,293
Shares issued in reinvestment of distributions	16,044	157,877	78,846	745,882
Shares redeemed	(368,803)	(3,751,327)	(473,207)	(4,609,975)

Net decrease	(245,461)	$(2,491,590)	(126,556)	$(1,260,800)

Total Net Decrease	(373,226)	$(3,770,129)	(444,976)	$(4,319,503)

LifePath® Smart Beta 2025 Fund
Institutional
Shares sold	2,956	$31,180	3,542	$34,175
Shares issued in reinvestment of distributions	131	1,287	74	707
Shares redeemed	(3,421)	(36,834)	—	—

Net increase (decrease)	(334)	$(4,367)	3,616	$34,882

Investor A
Shares sold	585,467	$6,149,138	403,050	$3,923,467
Shares issued in reinvestment of distributions	38,295	375,673	135,941	1,287,365
Shares redeemed	(519,643)	(5,359,155)	(557,884)	(5,370,231)

Net increase (decrease)	104,119	$1,165,656	(18,893)	$(159,399)

Class K
Shares sold	133,109	$1,351,818	185,559	$1,842,533
Shares issued in reinvestment of distributions	5,016	49,513	16,846	160,548
Shares redeemed	(185,670)	(1,874,102)	(112,017)	(1,114,035)

Net increase (decrease)	(47,545)	$(472,771)	90,388	$889,046

Class R
Shares sold	194,859	$2,022,254	291,531	$2,820,350
Shares issued in reinvestment of distributions	26,383	256,971	92,245	868,023
Shares redeemed	(347,818)	(3,586,508)	(336,083)	(3,280,690)

Net increase (decrease)	(126,576)	$(1,307,283)	47,693	$407,683

Total Net Increase (Decrease)	(70,336)	$(618,765)	122,804	$1,172,212

LifePath® Smart Beta 2030 Fund
Institutional
Shares sold	15,818	$153,702	26,598	$243,940
Shares issued in reinvestment of distributions	615	5,765	1,226	11,114
Shares redeemed	(7,316)	(73,302)	(6,505)	(61,552)

Net increase	9,117	$86,165	21,319	$193,502

Investor A
Shares sold	476,751	$4,742,286	384,033	$3,512,928
Shares issued in reinvestment of distributions	36,893	343,474	159,789	1,438,104
Shares redeemed	(357,669)	(3,513,052)	(833,028)	(7,579,699)

Net increase (decrease)	155,975	$1,572,708	(289,206)	$(2,628,667)

106	NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

	Year Ended 10/31/17		Year Ended 10/31/16
LifePath® Smart Beta 2030 Fund	Shares	Amount	Shares	Amount
Class K
Shares sold	119,890	$1,158,666	104,135	$974,606
Shares issued in reinvestment of distributions	7,418	69,658	18,784	170,557
Shares redeemed	(243,227)	(2,347,861)	(31,308)	(289,667)

Net increase (decrease)	(115,919)	$(1,119,537)	91,611	$855,496

Class R
Shares sold	135,251	$1,324,757	259,254	$2,359,247
Shares issued in reinvestment of distributions	19,149	177,701	95,023	851,406
Shares redeemed	(275,836)	(2,694,414)	(480,801)	(4,434,536)

Net decrease	(121,436)	$(1,191,956)	(126,524)	$(1,223,883)

Total Net Decrease	(72,263)	$(652,620)	(302,800)	$(2,803,552)

LifePath® Smart Beta 2035 Fund
Institutional
Shares sold	757	$8,172	5,697	$57,618
Shares issued in reinvestment of distributions	69	686	498	4,782
Shares redeemed	(4,715)	(48,101)	(2,463)	(24,609)

Net increase (decrease)	(3,889)	$(39,243)	3,732	$37,791

Investor A
Shares sold	249,925	$2,644,175	296,525	$2,856,367
Shares issued in reinvestment of distributions	27,940	275,769	80,117	762,716
Shares redeemed	(301,184)	(3,164,795)	(550,198)	(5,309,086)

Net decrease	(23,319)	$(244,851)	(173,556)	$(1,690,003)

Class K
Shares sold	156,153	$1,610,468	219,824	$2,163,824
Shares issued in reinvestment of distributions	5,936	59,001	10,181	97,632
Shares redeemed	(263,648)	(2,704,020)	(81,715)	(807,881)

Net increase (decrease)	(101,559)	$(1,034,551)	148,290	$1,453,575

Class R
Shares sold	159,969	$1,668,715	292,967	$2,797,695
Shares issued in reinvestment of distributions	21,614	211,603	54,269	512,848
Shares redeemed	(215,930)	(2,203,254)	(312,378)	(3,016,974)

Net increase (decrease)	(34,347)	$(322,936)	34,858	$293,569

Total Net Increase (Decrease)	(163,114)	$(1,641,581)	13,324	$94,932

LifePath® Smart Beta 2040 Fund
Institutional
Shares sold	1,677	$17,621	884	$8,351
Shares issued in reinvestment of distributions	278	2,693	742	6,942
Shares redeemed	(3,625)	(36,921)	(1,481)	(14,214)

Net increase (decrease)	(1,670)	$(16,607)	145	$1,079

Investor A
Shares sold	192,364	$1,971,250	284,455	$2,662,171
Shares issued in reinvestment of distributions	28,073	269,504	89,624	830,815
Shares redeemed	(270,655)	(2,733,258)	(469,901)	(4,352,690)

Net decrease	(50,218)	$(492,504)	(95,822)	$(859,704)

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	107

Notes to Financial Statements  (continued)

	Year Ended 10/31/17		Year Ended 10/31/16
LifePath® Smart Beta 2040 Fund	Shares	Amount	Shares	Amount
Class K
Shares sold	69,678	$703,257	129,713	$1,228,442
Shares issued in reinvestment of distributions	4,872	47,164	12,304	115,161
Shares redeemed	(152,477)	(1,511,049)	(62,542)	(584,250)

Net increase (decrease)	(77,927)	$(760,628)	79,475	$759,353

Class R
Shares sold	125,949	$1,282,326	257,486	$2,407,004
Shares issued in reinvestment of distributions	19,937	190,798	72,420	669,165
Shares redeemed	(295,412)	(2,988,637)	(368,444)	(3,464,961)

Net decrease	(149,526)	$(1,515,513)	(38,538)	$(388,792)

Total Net Decrease	(279,341)	$(2,785,252)	(54,740)	$(488,064)

LifePath® Smart Beta 2045 Fund
Institutional
Shares sold	1,513	$17,613	2,037	$22,045
Shares issued in reinvestment of distributions	221	2,358	346	3,559
Shares redeemed	(878)	(10,385)	(2)	(24)

Net increase	856	$9,586	2,381	$25,580

Investor A
Shares sold	178,088	$2,009,770	213,687	$2,193,173
Shares issued in reinvestment of distributions	18,183	191,651	48,393	491,195
Shares redeemed	(214,901)	(2,377,468)	(270,897)	(2,779,977)

Net decrease	(18,630)	$(176,047)	(8,817)	$(95,609)

Class K
Shares sold	45,449	$516,962	112,330	$1,169,375
Shares issued in reinvestment of distributions	2,906	31,094	5,815	59,892
Shares redeemed	(133,896)	(1,461,425)	(32,814)	(330,976)

Net increase (decrease)	(85,541)	$(913,369)	85,331	$898,291

Class R
Shares sold	120,032	$1,342,867	193,482	$1,974,573
Shares issued in reinvestment of distributions	14,759	154,237	48,554	488,946
Shares redeemed	(148,750)	(1,630,252)	(282,064)	(2,885,729)

Net decrease	(13,959)	$(133,148)	(40,028)	$(422,210)

Total Net Increase (Decrease)	(117,274)	$(1,212,978)	38,867	$406,052

LifePath® Smart Beta 2050 Fund
Institutional
Shares sold	4,776	$50,863	4,349	$42,805
Shares issued in reinvestment of distributions	640	6,387	1,126	10,822
Shares redeemed	(19,842)	(207,834)	(1,067)	(10,039)

Net increase (decrease)	(14,426)	$(150,584)	4,408	$43,588

108	NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements  (continued)

	Year Ended 10/31/17		Year Ended 10/31/16
LifePath® Smart Beta 2050 Fund	Shares	Amount	Shares	Amount
Investor A
Shares sold	264,934	$2,801,927	323,429	$3,083,014
Shares issued in reinvestment of distributions	20,769	204,986	47,225	449,109
Shares redeemed	(225,125)	(2,354,603)	(344,596)	(3,324,663)

Net increase	60,578	$652,310	26,058	$207,460

Class K
Shares sold	54,434	$565,833	66,094	$637,180
Shares issued in reinvestment of distributions	2,765	27,599	5,093	49,000
Shares redeemed	(119,831)	(1,229,648)	(34,442)	(335,910)

Net increase (decrease)	(62,632)	$(636,216)	36,745	$350,270

Class R
Shares sold	163,970	$1,724,158	222,550	$2,120,180
Shares issued in reinvestment of distributions	15,335	150,741	43,937	416,076
Shares redeemed	(160,748)	(1,676,980)	(300,754)	(2,853,306)

Net increase (decrease)	18,557	$197,919	(34,267)	$(317,050)

Total Net Increase	2,077	$63,429	32,944	$284,268

LifePath® Smart Beta 2055 Fund
Institutional
Shares sold	46	$519	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	(1)	—	—

Net increase	46	$518	—	$—

Investor A
Shares sold	13,492	150,288	30,671	$304,725
Shares issued in reinvestment of distributions	1,428	14,853	2,212	22,052
Shares redeemed	(14,601)	(157,007)	(6,238)	(62,018)

Net increase	319	$8,134	26,645	$264,759

Class K
Shares sold	36,608	$401,369	22,370	$226,653
Shares issued in reinvestment of dividends and distributions	831	8,677	1,223	12,234
Shares redeemed	(26,509)	(305,145)	(4,785)	(46,614)

Net increase	10,930	$104,901	18,808	$192,273

Class R
Shares sold	89,455	988,947	72,390	$722,815
Shares issued in reinvestment of distributions	2,461	25,473	4,163	41,336
Shares redeemed	(53,022)	(585,255)	(26,508)	(266,678)

Net increase	38,894	$429,165	50,045	$497,473

Total Net Increase	50,189	$542,718	95,498	$954,505

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	109

Notes to Financial Statements  (continued)

	Period 05/31/17(a) to 10/31/17
LifePath® Smart Beta 2060 Fund	Shares	Amount
Institutional
Shares sold	2,043	$20,450

Net increase	2,043	$20,450

Investor A
Shares sold	2,010	$20,100

Net increase	2,010	$20,100

Class K
Shares sold	94,010	$940,100

Net increase	94,010	$940,100

Class R
Shares sold	2,010	$20,100

Net increase	2,010	$20,100

Total Net Increase	100,073	$1,000,750

(a)	Commencement of Operations.

At October 31, 2017, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Shares	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500	2,000
Investor A	—	—	—	—	—	—	—	—	2,500	2,000
Class K	—	—	—	—	—	—	—	—	192,500	94,000
Class R	—	—	—	—	—	—	—	—	2,500	2,000

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

110	NOTES TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and Shareholders of BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2020 Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, and BlackRock LifePath® Smart Beta 2060 Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2020 Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund and BlackRock LifePath® Smart Beta 2060 Fund (each an individual fund of BlackRock Funds II, hereafter referred to as the “Funds”) as of October 31, 2017, the results of operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended for BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2020 Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund and BlackRock LifePath® Smart Beta 2055 Fund, the results of operations, the changes in net assets and the financial highlights for the period June 1, 2017 (commencement of operations) through October 31, 2017 for BlackRock LifePath® Smart Beta 2060, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, the transfer agent of the investee fund, and brokers, provide a reasonable basis for our opinion.

The financial statements of BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2020 Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund and BlackRock LifePath® Smart Beta 2055 Fund as of and for the year ended October 31, 2013 and the financial highlights for each of the periods ended on or prior to October 31, 2013 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 23, 2013 expressed an unqualified opinion on those financial statements and financial highlights.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2017

Important Tax Information  (unaudited)

During the fiscal year ended October 31, 2017, the following information is provided with respect to distributions paid:

	Payable Date	Qualified Dividend Income for Individuals (a),(b)	Dividends Qualifying for the Dividends Received Deduction for Corporations (a),(b)	Foreign Source Income (a),(b)	Foreign Taxes Paid Per Share (c)	Federal Obligation Interest (b),(d)	Interest-Related Dividends and Qualified Short- Term Capital Gains for non- U.S. Residents (e)	Long Term Capital Gain Per Share
LifePath® Smart Beta Retirement Fund	1/03/17	30.79%	14.97%	2.06%	$0.000289	7.58%	44.51%	$—
LifePath® Smart Beta 2020 Fund	1/03/17	37.44%	16.78%	7.16%	$0.001518	7.01%	43.60%	$0.022252
LifePath® Smart Beta 2025 Fund	1/03/17	46.22%	19.96%	11.20%	$0.002214	6.38%	33.00%	$0.098647
LifePath® Smart Beta 2030 Fund	1/03/17	50.88%	24.24%	18.03%	$0.003588	4.73%	24.96%	$0.115892
LifePath® Smart Beta 2035 Fund	1/03/17	61.67%	33.07%	22.76%	$0.004355	2.58%	12.19%	$0.168971
LifePath® Smart Beta 2040 Fund	1/03/17	60.65%	37.47%	20.16%	$0.005836	0.81%	2.74%	$0.219875
LifePath® Smart Beta 2045 Fund	1/03/17	56.88%	29.50%	12.40%	$0.006054	0.24%	0.28%	$0.232229
LifePath® Smart Beta 2050 Fund	1/03/17	57.88%	34.88%	19.35%	$0.005573	0.03%	0.14%	$0.206812
LifePath® Smart Beta 2055 Fund	1/03/17	59.01%	33.89%	25.12%	$0.004341	0.03%	0.15%	$0.178932

(a)	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
(b)	Expressed as a percentage of the ordinary income cash distribution grossed-up for foreign taxes.
(c)	The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.
(d)	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.
(e)	Represents the portion of the taxable ordinary income dividends eligible for exemptions from U.S. withholding tax for nonresident aliens and foreign corporations.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	111

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 6, 2017 (the “April Meeting”) and May 9-10, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of BlackRock LifePath® Smart Beta Retirement Fund (the “Retirement Fund”), BlackRock LifePath® Smart Beta 2020 Fund (the “2020 Fund”), BlackRock LifePath® Smart Beta 2025 Fund (the “2025 Fund”), BlackRock LifePath® Smart Beta 2030 Fund (the “2030 Fund”), BlackRock LifePath® Smart Beta 2035 Fund (the “2035 Fund”), BlackRock LifePath® Smart Beta 2040 Fund (the “2040 Fund”), BlackRock LifePath® Smart Beta 2045 Fund (the “2045 Fund”), BlackRock LifePath® Smart Beta 2050 Fund (the “2050 Fund”) and BlackRock LifePath® Smart Beta 2055 Fund (the “2055 Fund”) (each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) each Fund’s adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Fund fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Broadridge(a); (b) a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

(a)	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

112	DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS

Disclosure of Investment Advisory Agreement  (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2018. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Retirement Fund ranked in the first, second and first quartiles, respectively, against its Broadridge Performance Universe. The Board noted that effective November 18, 2016, the Retirement Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active Retirement Fund to BlackRock LifePath Smart Beta Retirement Fund.

The Board noted that for the one-, three- and five-year periods reported, the 2020 Fund ranked in the second, third and second quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed the 2020 Fund’s underperformance during the three-year period. The Board noted that effective November 18, 2016, the 2020 Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2020 Fund to BlackRock LifePath Smart Beta 2020 Fund.

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Disclosure of Investment Advisory Agreement  (continued)

The Board noted that for each of the one-, three- and five-year periods reported, the 2025 Fund ranked in the third quartile, against its Broadridge Performance Universe. The Board and BlackRock reviewed the 2025 Fund’s underperformance during these periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2025 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2025 Fund; performance attribution; the Fund’s investment personnel; and the resources appropriate to support the Fund’s investment processes. The Board noted that effective November 18, 2016, the 2025 Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2025 Fund to BlackRock LifePath Smart Beta 2025 Fund.

The Board noted that for the one-, three- and five-year periods reported, the 2030 Fund ranked in the third, fourth, and third quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed the 2030 Fund’s underperformance during these periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2030 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2030 Fund; performance attribution; the Fund’s investment personnel; and the resources appropriate to support the Fund’s investment processes. The Board noted that effective November 18, 2016, the 2030 Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2030 Fund to BlackRock LifePath Smart Beta 2030 Fund.

The Board noted that for the one-, three- and five-year periods reported, the 2035 Fund ranked in the third, fourth, and fourth quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed the 2035 Fund’s underperformance during these periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2035 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2035 Fund; performance attribution; the Fund’s investment personnel; and the resources appropriate to support the Fund’s investment processes. The Board noted that effective November 18, 2016, the 2035 Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2035 Fund to BlackRock LifePath Smart Beta 2035 Fund.

The Board noted that for the one-, three- and five-year periods reported, the 2040 Fund ranked in the third, fourth, and third quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed the 2040 Fund’s underperformance during these periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2040 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2040 Fund; performance attribution; the Fund’s investment personnel; and the resources appropriate to support the Fund’s investment processes. The Board noted that effective November 18, 2016, the 2040 Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2040 Fund to BlackRock LifePath Smart Beta 2040 Fund.

The Board noted that for the one-, three- and five-year periods reported, the 2045 Fund ranked in the third, fourth, and fourth quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed the 2045 Fund’s underperformance during these periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2045 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2045 Fund; performance attribution; the Fund’s investment personnel; and the resources appropriate to support the Fund’s investment processes. The Board noted that effective November 18, 2016, the 2045 Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2045 Fund to BlackRock LifePath Smart Beta 2045 Fund.

The Board noted that for the one-, three- and five-year periods reported, the 2050 Fund ranked in the third, fourth, and third quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed the 2050 Fund’s underperformance during these periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2050 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2050 Fund; performance attribution; the Fund’s investment personnel; and the resources appropriate to support the Fund’s investment processes. The Board noted that effective November 18, 2016, the 2050 Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2050 Fund to BlackRock LifePath Smart Beta 2050 Fund.

The Board noted that for one-year, three-year and since-inception periods reported, the 2055 Fund ranked in the second, fourth, and third quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed the 2055 Fund’s underperformance during the three-year and since-inception periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2055 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2055 Fund; performance attribution; the Fund’s investment personnel; and the resources appropriate to support the Fund’s investment processes. The Board noted that effective November 18, 2016, the 2055 Fund had undergone changes in its investment strategy and portfolio management team, and in connection with such changes, the Fund had changed its name from BlackRock LifePath Active 2055 Fund to BlackRock LifePath Smart Beta 2055 Fund.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any

114	DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS

Disclosure of Investment Advisory Agreement  (continued)

expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing each Fund, to each Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock will not receive any advisory fees from the Retirement Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the Retirement Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio each ranked in the first quartile, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the Retirement Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2020 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2020 Fund’s contractual management fee rate ranked in the first out of four funds, and that the actual management fee rate and total expense ratio each ranked in the first quartile, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2020 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2025 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2025 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2025 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2030 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2030 Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2030 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2035 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2035 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2035 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2040 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2040 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2040 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2045 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2045 Fund’s contractual management fee rate ranked second out of four funds, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2045 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	115

Disclosure of Investment Advisory Agreement  (continued)

The Board noted that BlackRock will not receive any advisory fees from the 2050 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2050 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2050 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2055 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2055 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2055 Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

116	DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on February 15, 2017 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of BlackRock LifePath® Smart Beta 2060 Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), as investment advisor to the Fund. The Fund commenced operations in May 2017.

Activities and Composition of the Board

On the date of the Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; (f) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; and (g) other factors deemed relevant by the Board Members.

In determining whether to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including, among other things, (a) fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”)(a), (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services to be Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

(a)	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	117

Disclosure of Investment Advisory Agreement  (continued)

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning the standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board, including the Independent Board Members, considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board noted that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, the Board noted that BlackRock and its affiliates will provide the Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, could not consider the performance history of the Fund because the Fund was not yet organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory/Management Fees and the Cost of the Services to be Provided and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s proposed contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. In addition, the Board, including the Independent Board Members, considered the Fund’s estimated total net expense ratio, as well as the actual management fee rate, to those of other funds in its Broadridge category. The estimated total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional separate accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that BlackRock will not receive any advisory fees from the Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

Following consideration of this information, the Board, including the Independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board also noted the existence of expense caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other potential ancillary or “fallout” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board

118	DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS

Disclosure of Investment Advisory Agreement  (continued)

also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

The Board, including all of the Independent Board Members, concluded that these potential ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders would be able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	119

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Robert M. Hernandez 1944	Chair of the Board and Trustee (Since 2007)	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	27 RICs consisting of 98 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company
James H. Bodurtha 1944	Trustee (Since 2007)	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980; Director, ICI Mutual since 2010.	27 RICs consisting of 98 Portfolios	None
Bruce R. Bond 1946	Trustee (Since 2007)	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	27 RICs consisting of 98 Portfolios	None
Donald W. Burton 1944	Trustee (Since 2007)	Managing General Partner, The Burton Partnership, LP (an investment partnership) from 1979 to 2017; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012; Director, Burtons Grill (restaurant) since 2013; Director, PDQ South Texas (restaurant) since 2013; Director, ITC/Talon (data) since 2015.	27 RICs consisting of 98 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee (Since 2007)	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board, GML Ltd. (energy) since 2003.	27 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical; UPS Corporation (delivery service); Ferroglobe (metals)
Henry Gabbay 1947	Trustee (Since 2007)	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	27 RICs consisting of 98 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2016)	Senior Lecturer, Harvard Business School since 2008; Executive Vice President, FMR LLC/Fidelity Investments (financial services) from 2007 to 2008, Executive Vice President and General Counsel thereof from 2002 to 2007, Senior Vice President and General Counsel thereof from 1999 to 2002, Vice President and General Counsel thereof from 1997 to 1999, Senior Vice President and Deputy General Counsel thereof in 1997, and Vice President and Corporate Counsel thereof from 1996 to 1997; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	27 RICs consisting of 98 Portfolios	None

120	TRUSTEE AND OFFICER INFORMATION

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Henry R. Keizer 1956	Trustee (Since 2016)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, Montpelier Re Holdings, Ltd. (publicly held property and casual reinsurance) from 2013 to 2015; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) in 2004 to 2005 and 2010 to 2012; Director KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	27 RICs consisting of 98 Portfolios	Hertz Global Holdings (car rental); WABCO (commercial vehicle safety systems)
John F. O’Brien 1943	Trustee (Since 2007)	Trustee, Woods Hole Oceanographic Institute since 2003 and Chairman thereof from 2009 to 2015; Co-Founder and Managing Director, Board Leaders LLC (director education) since 2005.	27 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Donald C. Opatrny 1952	Trustee (Since 2015)	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	27 RICs consisting of 98 Portfolios	None
Roberta Cooper Ramo 1942	Trustee (Since 2007)	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit) since 2013; Chairman of the Board, Cooper’s Inc. (retail) from 1999 to 2011.	27 RICs consisting of 98 Portfolios	None

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	121

Trustee and Officer Information  (continued)

Interested Trustees (d)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Robert Fairbairn 1965	Trustee (Since 2015)	Senior Managing Director of BlackRock, Inc. since 2010; Global Head of BlackRock’s Retail and iShares® businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	27 RICs consisting of 98 Portfolios	None
John M. Perlowski 1964	Trustee and President (Since 2015) and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b)    Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.

(c)    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Robert M. Hernandez, 1996; John F. O’Brien, 2005; and Roberta Cooper Ramo, 1999.

(d)    Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Perlowski is also a board member of the BlackRock Closed-End Complex and the BlackRock Equity-Liquidity Complex.

122	TRUSTEE AND OFFICER INFORMATION

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. (b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser and Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Accounting Agent and Transfer Agent	Legal Counsel
BNY Mellon Investment	Willkie Farr & Gallagher LLP
Servicing (US) Inc.	New York, NY 10019
Wilmington, DE 19809

Custodian	Address of the Trust
The Bank of New York Mellon	100 Bellevue Parkway
New York, NY 10286	Wilmington, DE 19809

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	123

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

124	ADDITIONAL INFORMATION

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS	125

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPSB-10/17-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency as to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock Advisors, LLC’s (“Investment Adviser” or “BlackRock”) General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez Henry R. Keizer Stuart E. Eizenstat Bruce R. Bond

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Smart Beta Retirement Fund	$15,105	$15,255	$1,444	$0	$0	$0	$0	$0
Blackrock LifePath® Smart Beta 2020 Fund	$15,105	$15,255	$1,445	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2025 Fund	$15,105	$15,255	$1,445	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2030 Fund	$15,105	$15,255	$1,445	$0	$0	$0	$0	$0

BlackRock LifePath® Smart Beta 2035 Fund	$15,255	$15,255	$1,445	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2040 Fund	$15,255	$15,255	$1,444	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2045 Fund	$15,255	$15,255	$1,444	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2050 Fund	$15,255	$15,255	$1,444	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2055 Fund	$15,255	$15,230	$1,444	$0	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2060 Fund	$13,595	N/A	$0	N/A	$15,000	N/A	$0	N/A

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Smart Beta Retirement Fund	$1,444	$0
BlackRock LifePath® Smart Beta 2020 Fund	$1,445	$0
BlackRock LifePath® Smart Beta 2025 Fund	$1,445	$0
BlackRock LifePath® Smart Beta 2030 Fund	$1,445	$0
BlackRock LifePath® Smart Beta 2035 Fund	$1,445	$0
BlackRock LifePath® Smart Beta 2040 Fund	$1,444	$0
BlackRock LifePath® Smart Beta 2045 Fund	$1,444	$0
BlackRock LifePath® Smart Beta 2050 Fund	$1,444	$0
BlackRock LifePath® Smart Beta 2055 Fund	$1,444	$0
BlackRock LifePath® Smart Beta 2060 Fund	$15,000	N/A

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrant.

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 5, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: January 5, 2018